Countrywide Investments                                  Tax-Exempt
 .........................                                    .
                                                             .
COUNTRYWIDE TAX-FREE TRUST                                   .
312 Walnut St., 21st Floor                                   .
Cincinnati, Ohio 45202-4094                                  .
Nationwide: (Toll Free) 800-543-8721                         .
Cincinnati: 629-2000
Rate Line: 579-0999

Shareholder Services                                    SEMI-ANNUAL REPORT
Nationwide: (Toll Free) 800-543-0407                     December 31, 1997
Cincinnati: 629-2050                                        (Unaudited)
                                                        ...................
BOARD OF TRUSTEES                                            TAX-FREE
Angelo R. Mozilo, Chairman                                  MONEY FUND
Robert H. Leshner, President                                 .......
Donald L. Bogdon, M.D.                                    CALIFORNIA TAX-FREE
John R. Delfino                                              MONEY FUND
H. Jerome Lerner                                              .......
Oscar P. Robertson                                          OHIO TAX-FREE
John F. Seymour, Jr.                                          MONEY FUND
Sebastiano Sterpa                                             ........
                                                           FLORIDA TAX-FREE
INVESTMENT ADVISER                                            MONEY FUND
Countrywide Investments, Inc.                                 .........
312 Walnut St., 21st Floor                               TAX-FREE INTERMEDIATE
Cincinnati, Ohio 45202-4094                                   TERM FUND
                                                              ..........
TRANSFER AGENT                                             OHIO INSURED
Countrywide Fund Services, Inc.                             TAX-FREE FUND
P.O. Box 5354                                                ..........
Cincinnati, Ohio 45201-5354                                  KENTUCKY
                                                          TAX-FREE FUND

This report is authorized for distribution only when       Countrywide
it is accompanied by a current prospectus of                ---------------
Countrywide Tax-Free Trust.                                 Investments

TABLE  OF  CONTENTS
===============================================================================

Letter From the Chairman.....................................................2

Letter From the President....................................................3

Statements of Assets and Liabilities.......................................4-7

Statements of Operations..................................................8-11

Statements of Changes in Net Assets......................................12-15

Financial Highlights.....................................................16-23

Notes to Financial Statements............................................24-30

Portfolios of Investments:
     Tax-Free Money Fund.................................................31-32
     California Tax-Free Money Fund......................................33-34
     Ohio Tax-Free Money Fund............................................35-39
     Florida Tax-Free Money Fund.........................................40-41
     Tax-Free Intermediate Term Fund.....................................42-45
     Ohio Insured Tax-Free Fund..........................................46-48
     Kentucky Tax-Free Fund.................................................49

Notes to Portfolios of Investments..........................................50

LETTER FROM THE CHAIRMAN
===============================================================================
                                               (PHOTOGRAPH OF A. MOZILO)
Dear Shareholders:

Since David Loeb and I founded Countrywide in 1969, management has continually endeavored to make Countrywide a leader in every venture it undertakes. As we recently welcomed you to the Countrywide family, with the acquisition of Midwest Group by Countrywide, our vision of evolving into a widely recognized, highly skilled innovator of diversified financial products and services has become even more of a reality.

Nineteen funds are now offered through the Countrywide Family of Funds. The recent acquisition of five new funds is part of Countrywide's aggressive strategy to expand its Financial Services Division through the purchase of existing high-performance funds. As we continue to add new funds, fund shareholders will be provided with an even broader spectrum of investment choices. To follow through on our commitment to product expansion, Countrywide Investments recently created a merger and acquisition team of key managers dedicated to seeking out opportunities to grow our product line.

Countrywide proudly embraces and is committed to our new family members. We will continue to search for and offer financial products and services that provide the potential for profitable growth. We look forward to the future's endless opportunities.

Sincerely,


/s/ Angelo R. Mozilo


Angelo R. Mozilo
Chairman

LETTER FROM THE PRESIDENT
==============================================================================
                                             (Photograph of R. Leshner)
Dear Fellow Shareholders:

We are pleased to present Countrywide Tax-Free Trust's semi-annual report for the six months ended December 31, 1997. Countrywide Investments' acquisition of Trans Adviser Funds, Inc., a family of five mutual funds, broadened our product offering. One of the newly-acquired funds, Kentucky Tax-Free Fund, is now part of Countrywide Tax-Free Trust and its results are included herein.

Financial markets performed very well in 1997, with U.S. Treasury and other long-term, fixed-income securities posting strong results during the second half of the year. The impressive rally in long-term interest rates was precipitated primarily by the combination of three factors: declining inflation, the prospect of a budget surplus and a "flight to quality" due to the Asian financial crisis. The 30-year Treasury bond's price continued to climb, sending its yield to a low of 5.69% on January 12, 1998. This marked only the second time in over twenty years that this yield has dipped below the 6% level.

The municipal market also performed well in the second half of 1997, thanks to lower interest rates which boosted prices and contributed to municipal investors' returns. Overall, however, municipal bonds generally underperformed Treasuries during this sustained bond market rally. Induced by lower interest rates, municipalities stepped up their bond issuance to refinance outstanding debt and lock in attractive financing rates. This additional supply pressured prices through the end of 1997 and into 1998.

U.S. economic fundamentals have changed very little during the past year -- growth remains robust while inflation fades. We believe that economic growth will continue, but on a more moderate track, and that inflation will remain under control in 1998. These trends should be favorable for the bond market. Further, a steady economy should help municipal issuers maintain their high average credit quality. Even with municipal bonds under near-term pressure due to increased supply, their value relative to other fixed-income investments is attractive.

Countrywide's tax-free money funds, including state-specific tax-free money funds serving the Ohio, California and Florida markets, continue to offer stability and tax-free income. The Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund and Kentucky Tax-Free Fund offer competitive tax-free yields for investors with longer-term orientations.

Countrywide Investments remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence our investors have extended to us. We thank you for your support and look forward to continued service to you in the future.

Sincerely,


/s/ Robert H. Leshner


Robert H. Leshner
President

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997 (Unaudited)

==================================================================================================================================

                                                                                                 CALIFORNIA
                                                                               TAX-FREE           TAX-FREE
                                                                               MONEY FUND         MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost...................................................    $  32,425,029     $  40,209,439
                                                                             ===============   ===============
   At amortized cost.....................................................    $  32,384,050     $  40,169,966
                                                                            ===============   ===============
   At market value (Note 2)..............................................    $  32,384,050     $  40,169,966
Cash ....................................................................          101,955           122,188
Interest receivable .....................................................          314,934           379,404
Other assets ............................................................            6,241             7,836
                                                                            ---------------   ---------------
     TOTAL ASSETS........................................................       32,807,180        40,679,394
                                                                            ---------------   ---------------
LIABILITIES
Dividends payable........................................................            1,138             3,603
Payable for securities purchased.........................................               --           110,497
Payable to affiliates (Note 4) ..........................................           21,163            23,295
Other accrued expenses and liabilities ..................................            3,340             4,246
                                                                            ---------------   ---------------
     TOTAL LIABILITIES...................................................           25,641           141,641
                                                                            ---------------   ---------------

NET ASSETS  .............................................................    $  32,781,539     $  40,537,753
                                                                            ===============   ===============
Net assets consist of:
Paid-in capital .........................................................    $  32,782,582     $  40,541,256
Accumulated net realized losses from security transactions...............          ( 1,043 )         ( 3,503 )
                                                                            ---------------   ---------------
Net assets...............................................................    $  32,781,539     $  40,537,753
                                                                            ===============   ===============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..................       32,793,025        40,541,256
                                                                            ===============   ===============
Net asset value, offering price and redemption price per share (Note 2) .    $        1.00     $        1.00
                                                                            ===============   ===============

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997 (Unaudited)

===================================================================================================================================
                                                                                  OHIO            FLORIDA
                                                                                TAX-FREE          TAX-FREE
                                                                               MONEY FUND        MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost...................................................    $ 340,821,778     $  50,527,897
                                                                            ===============   ===============

   At amortized cost.....................................................    $ 340,689,327     $  50,497,617
                                                                            ---------------   ---------------
   At market value (Note 2) .............................................    $ 340,689,327     $  50,497,617
Cash ....................................................................        1,129,549         6,167,939
Interest receivable .....................................................        2,769,198           356,678
Other assets ............................................................           54,798            10,169
                                                                            ---------------   ---------------
   TOTAL ASSETS .........................................................      344,642,872        57,032,403
                                                                            ---------------   ---------------

LIABILITIES
Dividends payable........................................................          386,077            84,245
Payable for securities purchased.........................................        1,000,321           255,808
Payable to affiliates (Note 4) ..........................................          176,202            23,429
Other accrued expenses and liabilities...................................           11,124             5,452
                                                                            ---------------   ---------------

     TOTAL LIABILITIES ..................................................        1,573,724           368,934
                                                                            ---------------   ---------------


NET ASSETS  .............................................................    $ 343,069,148     $  56,663,469
                                                                            ===============   ===============

Net assets consist of:
Paid-in capital .........................................................    $ 343,056,174     $  56,666,472
Accumulated net realized gains (losses) from security transactions ......           12,974           ( 3,003)
                                                                            ---------------   ---------------

Net assets...............................................................    $ 343,069,148     $  56,663,469
                                                                            ===============   ===============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares..................................    $ 211,132,224     $  21,852,336
                                                                            ===============   ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................      211,119,246        21,854,312
                                                                            ===============   ===============

Net asset value, offering price and redemption price per share (Note 2) .    $        1.00     $        1.00
                                                                            ===============   ===============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares .................................    $ 131,936,924     $  34,811,133
                                                                            ===============   ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5)....................................      131,936,926        34,812,160
                                                                            ===============   ===============

Net asset value, offering price and redemption price per share (Note 2) .    $        1.00     $        1.00
                                                                            ===============   ===============


See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997 (Unaudited)

==================================================================================================================================
                                                                                TAX-FREE        OHIO INSURED
                                                                              INTERMEDIATE        TAX-FREE
                                                                                TERM FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost...................................................    $  56,350,443     $  67,718,537
                                                                            ===============   ===============

   At amortized cost.....................................................    $  55,917,831     $  67,651,644
                                                                            ---------------   ---------------
   At market value (Note 2) .............................................    $  58,855,236     $  73,387,739
Cash ....................................................................           44,228            95,267
Interest receivable .....................................................        1,132,458           678,707
Receivable for capital shares sold.......................................           31,162         3,673,798
Other assets ............................................................           13,775            17,316
                                                                            ---------------   ---------------

   TOTAL ASSETS .........................................................       60,076,859        77,852,827
                                                                            ---------------   ---------------

LIABILITIES
Dividends payable........................................................           42,978            82,946
Payable for capital shares redeemed .....................................           54,191            79,995
Payable to affiliates (Note 4) ..........................................           46,527            43,841
Other accrued expenses and liabilities...................................            6,596             8,629
                                                                            ---------------   ---------------

   TOTAL LIABILITIES ....................................................          150,292           215,411
                                                                            ---------------   ---------------


NET ASSETS  .............................................................    $  59,926,567     $  77,637,416
                                                                            ===============   ===============

Net assets consist of:
Paid-in capital .........................................................    $  58,319,239     $  71,641,312
Accumulated net realized gains (losses) from security transactions ......      ( 1,330,077 )         260,009
Net unrealized appreciation on investments...............................        2,937,405         5,736,095
                                                                            ---------------   ---------------

Net assets...............................................................    $  59,926,567     $  77,637,416
                                                                            ===============   ===============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares..................................    $  55,208,807     $  71,593,929
                                                                            ===============   ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5)....................................        4,952,736         5,773,885
                                                                            ===============   ===============

Net asset value and redemption price per share (Note 2) .................    $       11.15     $       12.40
                                                                            ===============   ===============

Maximum offering price per share (Note 2) ...............................    $       11.38     $       12.92
                                                                            ===============   ===============


PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .................................    $   4,717,760     $   6,043,487
                                                                            ===============   ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................          423,150           487,441
                                                                            ===============   ===============

Net asset value, offering price and redemption price per share (Note 2) .    $       11.15     $       12.40
                                                                            ===============   ===============

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997 (Unaudited)

==================================================================================================================================
                                                                                                  KENTUCKY
                                                                                                  TAX-FREE
                                                                                                    FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost......................................................................   $   7,490,470
                                                                                              ---------------
   At amortized cost........................................................................   $   7,437,112
                                                                                              ---------------
   At market value (Note 2).................................................................   $   7,654,741
Cash .......................................................................................          18,492
Interest receivable.........................................................................         140,688
Receivable from affiliates (Note 4).........................................................           8,313
Organization costs, net (Note 2)............................................................          17,465
Other assets................................................................................           2,528
                                                                                              ---------------

   TOTAL ASSETS.............................................................................       7,842,227
                                                                                              --------------

LIABILITIES
Dividends payable...........................................................................          14,414
Payable for capital shares redeemed.........................................................          87,306
Other accrued expenses and liabilities......................................................           2,860
                                                                                              ---------------

   TOTAL LIABILITIES........................................................................         104,580
                                                                                              ---------------

NET ASSETS .................................................................................   $   7,737,647

                                                                                              ---------------
Net assets consist of:
Paid-in capital.............................................................................   $   7,498,297
Undistributed net investment income.........................................................           2,608
Accumulated net realized gains from security transactions...................................          19,113
Net unrealized appreciation on investments..................................................         217,629
                                                                                              ---------------
Net assets..................................................................................   $   7,737,647
                                                                                              ---------------


Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5)......................................         741,075
                                                                                              ---------------

Net asset value and redemption price per share (Note 2).....................................   $       10.44
                                                                                              ---------------

Maximum offering price per share (Note 2)...................................................   $       10.88
                                                                                              ---------------

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 1997 (Unaudited)

===================================================================================================================================
                                                                                                 CALIFORNIA
                                                                                TAX-FREE          TAX-FREE
                                                                               MONEY FUND        MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income.......................................................    $     557,094     $     723,873
                                                                            ---------------   ---------------

EXPENSES
   Investment advisory fees (Note 4).....................................           70,765            98,464
   Accounting services fees (Note 4).....................................           19,500            19,500
   Transfer agent and shareholder services fees (Note 4).................           15,555            13,755
   Distribution expenses (Note 4)........................................            6,535             6,467
   Registration fees.....................................................            9,248             2,466
   Postage and supplies..................................................            7,530             2,957
   Professional fees.....................................................            3,081             3,231
   Trustees' fees and expenses ..........................................            2,234             2,234
   Insurance expense.....................................................            1,672             2,178
   Pricing expenses......................................................            1,244             1,252
   Reports to shareholders ..............................................            1,091             1,267
   Custodian fees .......................................................              555                --
   Other expenses .......................................................            1,104             3,781
                                                                            ---------------   ---------------

TOTAL EXPENSES ..........................................................          140,114           157,552
                                                                            ---------------   ---------------

NET INVESTMENT INCOME ...................................................          416,980           566,321
                                                                            ---------------   ---------------

NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS ..................               --                --
                                                                            ---------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................    $     416,980     $     566,321
                                                                            ---------------   ---------------

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 1997 (Unaudited)
==================================================================================================================================
                                                                                  OHIO             FLORIDA
                                                                                TAX-FREE          TAX-FREE
                                                                               MONEY FUND        MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income.......................................................    $   5,732,801     $   1,043,562
                                                                            ---------------   ---------------

EXPENSES
   Investment advisory fees (Note 4).....................................          677,012           139,464
   Distribution expenses, Class A (Note 4)...............................          211,083            21,880
   Accounting services fees (Note 4) ....................................           31,500            25,500
   Transfer agent and shareholder services fees, Class A (Note 4)........           37,983             6,000
   Transfer agent and shareholder services fees, Class B (Note 4) .......            6,000             6,000
   Postage and supplies..................................................           22,964             4,258
   Professional fees ....................................................            9,831             3,651
   Insurance expense.....................................................            9,728             2,599
   Registration fees.....................................................            8,637               949
   Pricing expenses......................................................            3,571             2,251
   Custodian fees (Note 4)...............................................               --             7,231
   Trustees' fees and expenses ..........................................            2,234             2,234
   Reports to shareholders ..............................................            2,492               323
   Other expenses .......................................................            7,516             2,463
                                                                            ---------------   ---------------

TOTAL EXPENSES ..........................................................        1,030,551           224,803
   Fees waived by the Adviser (Note 4)...................................         ( 39,352 )        ( 55,786 )
   Class B expenses reimbursed by the Adviser (Note 4)...................               --           ( 3,034 )
                                                                            ---------------   ---------------

NET EXPENSES ............................................................          991,199           165,983
                                                                            ---------------   ---------------


NET INVESTMENT INCOME ...................................................        4,741,602           877,579
                                                                            ---------------   ---------------

NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS ..................               23           ( 2,175 )
                                                                            ---------------   ---------------


NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................    $   4,741,625     $     875,404
                                                                            ---------------   ---------------

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 1997 (Unaudited)

==================================================================================================================================
                                                                                TAX-FREE        OHIO INSURED
                                                                              INTERMEDIATE        TAX-FREE
                                                                                TERM FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income.......................................................    $   1,706,402     $   2,202,459
                                                                            ---------------   ---------------

EXPENSES
   Investment advisory fees (Note 4).....................................          155,448           191,408
   Distribution expenses, Class A (Note 4)...............................           33,498             4,126
   Distribution expenses, Class C (Note 4) ..............................           15,063            13,255
   Transfer agent and shareholder services fees, Class A (Note 4)........           32,109            18,926
   Transfer agent and shareholder services fees, Class C (Note 4)........            6,000             6,000
   Accounting services fees (Note 4) ....................................           28,500            28,500
   Postage and supplies..................................................           20,612            11,125
   Registration fees, Common.............................................            1,450               285
   Registration fees, Class A............................................            6,212             4,032
   Registration fees, Class C............................................            4,356             2,312
   Pricing expenses......................................................            6,418             7,771
   Professional fees ....................................................            4,251             4,731
   Insurance expense.....................................................            3,112             3,506
   Custodian fees........................................................            1,744             4,007
   Reports to shareholders ..............................................            2,748             1,772
   Trustees' fees and expenses ..........................................            2,234             2,234
   Other expenses .......................................................            3,065             3,715
                                                                            ---------------   ---------------

TOTAL EXPENSES ..........................................................          326,820           307,705
   Class A expenses reimbursed by the Adviser (Note 4) ..................               --            (  948 )
                                                                            ---------------   ---------------
NET EXPENSES ............................................................          326,820           306,757
                                                                            ---------------   ---------------

NET INVESTMENT INCOME ...................................................        1,379,582         1,895,702
                                                                            ---------------   ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions ......................          170,559           595,375
     Net change in unrealized appreciation/depreciation on investments ........    619,687         1,035,866
                                                                            ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS  .......................          790,246         1,631,241
                                                                            ---------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................    $   2,169,828     $   3,526,943
                                                                            ===============   ===============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Periods Ended December 31, 1997 and August 31, 1997

===================================================================================================================================
                                                                                 KENTUCKY TAX-FREE FUND
                                                                               -------------------------
                                                                               Four Months
                                                                                  Ended             Year
                                                                                Dec. 31,            Ended
                                                                                  1997(A)         August 31,
                                                                               (Unaudited)          1997
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income.......................................................    $     141,233     $     626,947
                                                                            ---------------   ---------------
EXPENSES
   Investment advisory fees (Note 4).....................................           13,521            47,946
   Accounting services fees (Note 4) ....................................           13,000            36,000
   Transfer agent fees (Note 4)..........................................            3,830            29,221
   Shareholder services fees (Note 4)....................................               --            29,966
   Professional fees.....................................................            1,833            25,286
   Administration fees (Note 4)..........................................               --            24,866
   Amortization of organization costs (Note 2) ..........................            2,119             6,351
   Pricing expenses......................................................            1,686             6,443
   Custodian fees........................................................              729             2,150
   Reports to shareholders...............................................              224             2,199
   Trustees' fees and expenses...........................................              962             1,193
   Distribution expenses (Note 4) .......................................            1,658                --
   Insurance expense.....................................................               --             1,367
   Postage and supplies..................................................            1,274                --
   Registration fees.....................................................              196               238
   Other expenses........................................................              227             1,623
                                                                            ---------------   ---------------
TOTAL EXPENSES  .........................................................           41,259           214,849
   Fees waived and expenses reimbursed by the Adviser (Note 4) ..........          (18,888 )       ( 112,585 )
                                                                            ---------------   ---------------
NET EXPENSES  ...........................................................           22,371           102,264
                                                                            ---------------   ---------------

NET INVESTMENT INCOME ...................................................          118,862           524,683
                                                                            ---------------   ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions ......................           14,988             6,913
     Net change in unrealized appreciation/depreciation on investments .....       125,529           351,842
                                                                            ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS  .......................          140,517           358,755
                                                                            ---------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................    $     259,379     $     883,438
                                                                            ===============   ===============

(A)  Effective  as of the close of  business on August 29,  1997,  the  Kentucky Tax-Free Fund was reorganized and the fiscal year-end of the Fund, subsequent to August 31, 1997, was changed to June 30 (Note 7).

See  accompanying  notes to financial  statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1997 and June 30, 1997

=======================================================================================================================
                                                                                          CALIFORNIA
                                                            TAX-FREE                       TAX-FREE
                                                           MONEY FUND                      MONEY FUND
                                                    ------------------------------------------------------------------
                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                     Dec. 31,         Ended         Dec. 31,        Ended
                                                       1997         June 30,          1997         June 30,
                                                    (Unaudited)       1997         (Unaudited)       1997
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ......................   $    416,980    $    850,627    $   566,321    $ 1,106,884
   Net realized gains (losses) from                         --               7             --        ( 1,923 )
      security transactions                          ------------   --------------  -------------  -------------

Net increase in net assets from operations.....        416,980         850,634        566,321      1,104,961
                                                  ------------   --------------  -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income .................      ( 416,980)      ( 850,627)     ( 566,321 )  ( 1,106,884)
                                                  ------------   --------------  -------------   -------------

FROM CAPITAL SHARE
   TRANSACTIONS (Note 5):
   Proceeds from shares sold ..................     26,864,477      59,171,857     86,548,558      166,476,608
   Net asset value of shares issued in
     reinvestment of distributions to shareholders     412,889         828,537        542,655        1,029,746
   Payments for shares redeemed ...............   ( 24,621,503)   ( 55,217,113)  ( 78,739,771)    ( 171,440,181)
                                                  ------------   --------------  -------------    -------------
Net increase (decrease) in net assets
   from capital share transactions.............      2,655,863       4,783,281      8,351,442      ( 3,933,827)
                                                  ------------   --------------  -------------    -------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS  .............................      2,655,863       4,783,288      8,351,442      ( 3,935,750)

NET ASSETS:
   Beginning of period.........................     30,125,676      25,342,388     32,186,311       36,122,061
                                                  ------------   --------------  -------------     -------------
   End of period...............................   $ 32,781,539    $ 30,125,676    $40,537,753       $32,186,311
                                                  ------------   --------------  -------------     -------------

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1997 and June 30, 1997

===============================================================================================================
                                                              OHIO                          FLORIDA
                                                            TAX-FREE                       TAX-FREE
                                                           MONEY FUND                     MONEY FUND
                                                   ------------------------------------------------------------
                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                     Dec. 31,         Ended         Dec. 31,         Ended
                                                       1997         June 30,          1997         June 30,
                                                    (Unaudited)       1997         (Unaudited)       1997
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ......................   $  4,741,602    $  7,733,755    $   877,579    $ 1,386,725
   Net realized gains (losses) from security                23              46        ( 2,175)           370
    transactions                                    ------------   -------------  -------------  ------------

Net increase in net assets from operations ....      4,741,625       7,733,801        875,404      1,387,095
                                                  ------------   --------------  -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A ........    ( 2,903,087)    ( 6,297,760)     ( 318,518 )    ( 814,499 )
   From net investment income, Class B ........    ( 1,838,515)    ( 1,435,995)     ( 559,061 )    ( 572,226 )
                                                  ------------   --------------  -------------  -------------
Decrease in net assets from distributions to
   shareholders ...............................    ( 4,741,602)    ( 7,733,755)     ( 877,579 )  ( 1,386,725 )
                                                  ------------   --------------  -------------  -------------

FROM CAPITAL SHARE
   TRANSACTIONS (Note 5):
CLASS A
   Proceeds from shares sold ..................    234,517,170     572,337,891     17,602,072     57,130,891
   Net asset value of shares issued in
     reinvestment of distributions to shareholders   2,881,744       4,862,899        312,676        675,817
   Payments for shares redeemed ...............   (192,986,051)   (650,804,392)   (18,495,338)   (64,279,383)
                                                   ------------   --------------  -------------  -------------
Net increase (decrease) in net assets
   from Class A share transactions.............     44,412,863    ( 73,603,602)     ( 580,590)     (6,472,675)
                                                  ------------   --------------  -------------   -------------

CLASS B
   Proceeds from shares sold ..................    133,144,626     216,396,635     69,562,828     38,407,914
   Payments for shares redeemed ...............   ( 98,796,020)   ( 118,808,315)  (54,099,058)   (38,204,284)
                                                  ------------   --------------  -------------  -------------
Net increase in net assets
   from Class B share transactions  ...........     34,348,606      97,588,320     15,463,770        203,630
                                                  ------------   --------------  -------------  -------------

TOTAL INCREASE (DECREASE)
    IN NET ASSETS  ............................     78,761,492      23,984,764     14,881,005     (6,268,675)

NET ASSETS:
   Beginning of period.........................    264,307,656     240,322,892     41,782,464      48,051,139
                                                  ------------   --------------  -------------  -------------
   End of period...............................   $343,069,148    $264,307,656    $56,663,469     $41,782,464
                                                  ------------   --------------  -------------  -------------

See  accompanying  notes to financial  statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1997 and June 30, 1997

================================================================================================================
                                                            TAX-FREE                     OHIO INSURED
                                                          INTERMEDIATE                     TAX-FREE
                                                            TERM FUND                        FUND
                                                    ------------------------------------------------------------
                                                    Six Months                     Six Months
                                                      Ended           Year          Ended            Year
                                                     Dec. 31,         Ended         Dec. 31,         Ended
                                                       1997          June 30,        1997           June 30,
                                                  (Unaudited)          1997        (Unaudited)        1997
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ......................   $  1,379,582    $  3,097,197    $ 1,895,702    $ 3,949,356
   Net realized gains from security transactions       170,559         120,146        595,375        134,212
   Net change in unrealized appreciation/depreciation
     on investments............................        619,687         896,811      1,035,866      1,565,046
                                                  ------------   --------------  -------------  -------------
Net increase in net assets from operations ....      2,169,828       4,114,154      3,526,943      5,648,614
                                                  ------------   --------------  -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A ........    ( 1,284,374)    ( 2,894,253)   ( 1,784,426 )  ( 3,767,741 )
   From net investment income, Class C.........       ( 95,208)      ( 202,944)     ( 111,276 )    ( 181,615 )
   From net realized gains, Class A............             --              --      ( 434,274 )           --
   From net realized gains, Class C............             --              --       ( 34,810 )           --
                                                  ------------   --------------  -------------  -------------
Decrease in net assets from distributions to
   shareholders ...............................    ( 1,379,582)    ( 3,097,197)   ( 2,364,786 )  ( 3,949,356 )
                                                  ------------   --------------  -------------  -------------
FROM CAPITAL SHARE
   TRANSACTIONS (Note 5):
CLASS A
   Proceeds from shares sold ..................      6,164,525      12,588,991     74,500,370    171,413,856
   Net asset value of shares issued in
     reinvestment of distributions to shareholders   1,038,257       2,298,321      1,684,123      2,840,761
   Payments for shares redeemed ...............   ( 11,205,405)    (25,016,687)   (76,497,455)  (180,995,415)
                                                  ------------   --------------  -------------  -------------
Net decrease in net assets
   from Class A share transactions............     ( 4,002,623)   ( 10,129,375)      (312,962)    (6,740,798)
                                                  ------------   --------------  -------------  -------------
CLASS C
   Proceeds from shares sold ..................        782,563       1,847,102      1,626,350      1,641,830
   Net asset value of shares issued in
     reinvestment of distributions to shareholders      88,032         191,889        122,269        159,120
   Payments for shares redeemed ...............    ( 1,377,818)    ( 2,193,811)     ( 415,585 )  ( 1,214,900 )
                                                  ------------   --------------  -------------  -------------
Net increase (decrease) in net assets
   from Class C share transactions   ..........      ( 507,223)      ( 154,820)     1,333,034        586,050
                                                  ------------   --------------  -------------  -------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS  .............................    ( 3,719,600)    ( 9,267,238)     2,182,229    ( 4,455,490 )

NET ASSETS:
   Beginning of period.........................     63,646,167      72,913,405     75,455,187     79,910,677
                                                  ------------   --------------  -------------  -------------
   End of period...............................   $ 59,926,567    $ 63,646,167    $77,637,416    $75,455,187
                                                  ------------   --------------  -------------  -------------

See  accompanying  notes to financial  statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1997
and August 31, 1997 and 1996

===================================================================================================================
                                                                        KENTUCKY TAX-FREE FUND
                                                            -------------------------------------------------------
                                                            Four Months
                                                                Ended             Year            Period
                                                              Dec. 31,            Ended            Ended
                                                               1997(A)         August 31,       August 31,
                                                             (Unaudited)          1997            1996(B)
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income................................   $      118,862    $     524,683     $     714,832
   Net realized gains (losses) from security transactions          14,988            6,913           ( 2,788 )
   Net change in unrealized appreciation/depreciation
     on investments.....................................          125,529          351,842         ( 259,742 )
                                                           --------------   ---------------   ---------------
Net increase in net assets from operations..............          259,379          883,438           452,302
                                                           --------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income...........................        ( 116,254)       ( 524,683 )       ( 828,883 )
   Distributions in excess of net investment income.....               --        ( 100,598 )              --
                                                           --------------   ---------------   ---------------
Decrease in net assets from distributions to shareholders       ( 116,254)       ( 625,281 )       ( 828,883)
                                                           --------------   ---------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5):
   Proceeds from shares sold............................          180,262        1,302,552        28,751,437
   Net asset value of shares issued in
     reinvestment of distributions to shareholders......           58,922          303,297           559,139
   Payments for shares redeemed.........................      ( 1,082,294)     ( 9,266,863 )    ( 13,093,506)
                                                             --------------   ---------------   ---------------
Net increase (decrease) in net assets from                      ( 843,110)     ( 7,661,014)        16,217,070
   capital share transactions                                --------------   ---------------   ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ................        ( 699,985)     ( 7,402,857 )      15,840,489

NET ASSETS:
   Beginning of period..................................        8,437,632       15,840,489                --
                                                           --------------   ---------------   ---------------
   End of period........................................   $    7,737,647    $   8,437,632     $  15,840,489
                                                           ==============   ===============   ===============

UNDISTRIBUTED NET INVESTMENT INCOME ....................   $        2,608    $          --     $          --
                                                           ==============   ===============   ===============

(A) Effective as the close of business on August 29, 1997, the Kentucky Tax-Free Fund was reorganized and the fiscal year-end of the Fund, subsequent to August 31, 1997, was changed to June 30 (Note 7).
(B) Represents  the period from the  commencement  of operations  (September 27, 1995) through August 31, 1996.

See accompanying notes to financial statements.

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                              Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                            Six Months
                                               Ended
                                             Dec. 31,                       Year Ended June 30,
                                               1997       ------------------------------------------------------------------
                                            (Unaudited)   1997       1996       1995       1994        1993
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net investment income......................     0.015      0.029      0.031      0.030      0.021      0.024
                                            ---------- ----------  ---------  ---------  ---------  ---------
Distributions from net investment income...   ( 0.015)   ( 0.029)   ( 0.031 )  ( 0.030 )  ( 0.021 )   ( 0.024)
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net asset value at end of period...........  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ========== ==========  =========  =========  =========  =========
Total return ..............................    2.97%(A)    2.89%      3.15%      3.07%      2.12%      2.40%
                                            ========== ==========  =========  =========  =========  =========
Net assets at end of period (000's) .......  $ 32,782   $ 30,126   $ 25,342   $ 26,692    $31,168    $34,787
                                            ========== ==========  =========  =========  =========  =========
Ratio of expenses to average net assets....     0.99%(A)   0.99%      0.99%      0.99%      0.99%      0.99%

Ratio of net investment income to average       2.95%(A)   2.85%      3.09%      3.00%      2.09%       2.39%
   net assets
----------------------------------------------------------------------------------------------------------------
(A) Annualized.



CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                               Per Share Data for a Share Outstanding Throughout Each Period
=================================================================================================================================
                                            Six Months
                                               Ended
                                             Dec. 31,                  Year Ended June 30,
                                               1997       -----------------------------------------------------------------------
                                            (Unaudited)   1997       1996       1995       1994        1993
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net investment income......................     0.014      0.028      0.029      0.029      0.019      0.022
                                            ---------- ----------  ---------  ---------  ---------  ---------
Distributions from net investment income...   ( 0.014)   ( 0.028)   ( 0.029 )  ( 0.029 )  ( 0.019 )   ( 0.022)
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net asset value at end of period...........  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000      $1.000
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total return ..............................     2.89%(B)   2.81%      2.95%      2.95%      1.93%       2.26%
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net assets at end of period (000's) .......  $ 40,538   $ 32,186   $ 36,122   $ 19,525    $24,508    $34,487
                                            ---------- ----------  ---------  ---------  ---------  ---------
Ratio of expenses to average net assets(A)      0.80%(B)   0.80%      0.80%       0.70%      0.60%     0.56%

Ratio of net investment income to average       2.88%(B)   2.76%      2.88%       2.83%      1.90%      2.22%
  net assets
-----------------------------------------------------------------------------------------------------------------------------------
(A) Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82%, 0.85%, 0.86% and 0.85% for the years ended June 30, 1996, 1995, 1994 and 1993, respectively.
(B) Annualized.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY FUND - CLASS A
FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                                   Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                            Six Months
                                               Ended
                                             Dec. 31,                   Year Ended June 30,
                                               1997       --------------------------------------------------
                                            (Unaudited)   1997       1996       1995       1994        1993
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net investment income......................     0.015      0.030      0.031      0.031      0.020      0.022
                                            ---------- ----------  ---------  ---------  ---------  ---------
Distributions from net investment income ..   ( 0.015)   ( 0.030)   ( 0.031 )  ( 0.031 )  ( 0.020 )  ( 0.022)
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net asset value at end of period...........  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ========== ==========  =========  =========  =========  =========
Total return...............................     3.07%(B)   2.99%      3.14%      3.12%      1.99%      2.19%
                                            ========== ==========  =========  =========  =========  =========
Net assets at end of period (000's) .......  $211,132   $166,719   $240,323   $226,606    $213,001  $ 221,775
                                            ========== ==========  =========  =========  =========  =========
Ratio of expenses to average net assets(A)      0.75%(B)   0.75%      0.75%      0.74%      0.73%      0.74%

Ratio of net investment income to average       3.05%(B)   2.93%      3.09%       3.08%     1.97%      2.16%
   net assets
-----------------------------------------------------------------------------------------------------------------------------------
(A) Absent fee  waivers by the  Adviser,  the ratio of  expenses  to average net assets would have been 0.78%(B)
    and 0.77% for the periods  ended  December 31, 1997 and June 30, 1997, respectively (Note 4).
(B) Annualized.



OHIO TAX-FREE MONEY FUND - CLASS B
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                    Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                                               Six Months
                                                                                  Ended            Period
                                                                                Dec. 31,           Ended
                                                                                  1997            June 30,
                                                                               (Unaudited)         1997(A)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..................................    $       1.000     $       1.000
                                                                            ---------------   ---------------
Net investment income....................................................            0.017             0.016
                                                                            ---------------   ---------------
Distributions from net investment income ................................          ( 0.017 )         ( 0.016 )
                                                                           ---------------   ---------------
Net asset value at end of period ........................................    $       1.000     $       1.000
                                                                            ===============   ===============
Total return.............................................................            3.32% (C)         3.31% (C)
                                                                            ===============   ===============
Net assets at end of period (000's) .....................................    $     131,937     $      97,589
                                                                            ===============   ===============
Ratio of expenses to average net assets(B)  .............................            0.50% (C)         0.50% (C)

Ratio of net investment income to average net assets.....................            3.30% (C)         3.28% (C)

-----------------------------------------------------------------------------------------------------------------------------------
(A)  Represents  the period from the initial  public  offering of Class B shares (January 7, 1997) through June 30, 1997.
(B)  Absent fee waivers  and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.53%(C) and 0.56% for the periods ended  December 31, 1997 and June 30, 1997, respectively (Note 4).
(C)  Annualized.

See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY FUND - CLASS A
FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                            Six Months
                                               Ended                                                  Period
                                             Dec. 31,                  Year Ended June 30,            Ended
                                               1997      ---------------------------------------      June 30,
                                            (Unaudited)   1997       1996       1995       1994        1993(A)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net investment income......................     0.015      0.029      0.032      0.031      0.021      0.016
                                            ---------- ----------  ---------  ---------  ---------  ---------
Distributions from net investment income ..   ( 0.015)   ( 0.029)   ( 0.032 )  ( 0.031 )  ( 0.021 )  ( 0.016 )
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net asset value at end of period ..........  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ========== ==========  =========  =========  =========  =========
Total return ..............................     3.02%(C)   2.90%      3.29%       3.17%      2.11%     2.49%(C)
                                            ========== ==========  =========  =========  =========  =========
Net assets at end of period (000's) .......  $ 21,852   $ 22,434   $ 28,906   $ 24,119    $26,276    $21,907
                                            ========== ==========  =========  =========  =========  =========
Ratio of expenses to average net assets(B)      0.75%(C)   0.75%      0.61%      0.66%      0.58%      0.34%(C)

Ratio of net investment income to average       3.00%(C)   2.85%      3.24%      3.12%      2.10%       2.41%(C)
   net assets
-----------------------------------------------------------------------------------------------------------------------------------
(A)  Represents  the period from the initial  public  offering of Class A shares (November 13, 1992) through June 30, 1993.
(B)  Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.95%(C),  0.94%,  0.80%,  0.80%,  0.81% and  0.94%(C)  for the periods ended December 31, 1997 and
     June 30, 1997, 1996,  1995, 1994 and 1993,  respectively (Note 4).
(C)  Annualized.


FLORIDA TAX-FREE MONEY FUND - CLASS B
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                  Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                             Six Months
                                                                Ended             Year             Period
                                                              Dec. 31,            Ended             Ended
                                                                1997            June 30,          June 30,
                                                             (Unaudited)          1997             1996(A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .................   $        1.000    $       1.000     $       1.000
                                                           --------------   ---------------   ---------------
Net investment income...................................            0.016            0.031             0.003
                                                           --------------   ---------------   ---------------
Distributions from net investment income ...............          ( 0.016)         ( 0.031 )         ( 0.003 )
                                                           --------------   ---------------   ---------------
Net asset value at end of period .......................   $        1.000    $       1.000     $       1.000
                                                           ==============   ===============   ===============
Total return............................................            3.27%(C)         3.16%             3.03% (C)
                                                           ==============   ===============   ===============
Net assets at end of period (000's) ....................   $       34,811    $      19,349     $      19,145
                                                           ==============   ===============   ===============
Ratio of expenses to average net assets(B)  ............            0.50%(C)         0.50%             0.50% (C)


Ratio of net investment income to average net assets....            3.23%(C)         3.11%             3.03% (C)

-----------------------------------------------------------------------------------------------------------------------------------
(A)  Represents  the period from the initial  public  offering of Class B shares (May 29,  1996)  through June 30, 1996.
(B)  Absent fee waivers  and/or  expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.72%(C),  0.79% and 0.87%(C) for the periods ended December 31, 1997 and June 30, 1997 and 1996, respectively (Note 4).
(C)  Annualized.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS

==================================================================================================================================
                                                                   Per Share Data for a Share Outstanding Throughout Each Period
==================================================================================================================================
                                            Six Months
                                               Ended
                                             Dec. 31,                     Year Ended June 30,
                                               1997       -----------------------------------------------------------------------
                                            (Unaudited)   1997       1996       1995       1994        1993
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  11.01   $  10.85   $  10.86   $  10.69    $ 10.98    $ 10.42
                                            ---------- ----------  ---------  ---------  ---------  ---------

Income from investment operations:
   Net investment income ..................      0.25       0.50       0.50       0.49       0.48       0.53
   Net realized and unrealized gains (losses)
     on investments........................      0.14       0.16     ( 0.01 )     0.17     ( 0.29 )     0.56
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total from investment operations ..........      0.39       0.66       0.49       0.66       0.19       1.09
                                            ---------- ----------  ---------  ---------  ---------  ---------

Distributions from net investment income ..    ( 0.25)    ( 0.50)    ( 0.50 )   ( 0.49 )   ( 0.48 )   ( 0.53 )
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net asset value at end of period...........  $  11.15   $  11.01   $  10.85   $  10.86    $ 10.69    $ 10.98
                                            ========== ==========  =========  =========  =========  =========

Total return(A) ...........................     7.11%(B)    6.19%      4.51%      6.36%      1.70%     10.75%
                                            ========== ==========  =========  =========  =========  =========

Net assets at end of period (000's) .......  $ 55,209   $ 58,485   $ 67,675   $ 81,140    $106,472    $ 82,168
                                             ========   =========  =========  =========   =========   ========

Ratio of expenses to average net assets ...     0.99%(B)    0.99%     0.99%      0.99%      0.99%       0.99%

Ratio of net investment income to average       4.50%(B)    4.55%     4.52%      4.59%      4.35%       4.90%
   net assets

Portfolio turnover rate....................       21%(B)      30%        37%       32%        46%          28%

----------------------------------------------------------------------------------------------------------------------------------
(A) Total  returns  shown  exclude the effect of  applicable  sales  loads.
(B) Annualized.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS

==================================================================================================================================
                                                                  Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                   Six Months
                                                     Ended                                          Period
                                                    Dec. 31,         Year Ended June 30,             Ended
                                                      1997        ----------------------------     June 30,
                                                   (Unaudited)    1997        1996        1995       1994(A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $  11.01    $  10.85    $  10.86    $  10.69     $ 11.27
                                                  ----------   ---------   ----------   ---------  ----------
Income from investment operations:
   Net investment income........................        0.21        0.43        0.44        0.44        0.20
   Net realized and unrealized gains (losses)
     on investments.............................        0.14        0.16      ( 0.01)       0.17      ( 0.58)
                                                  ----------   ---------   ----------   ---------  ----------
Total from investment operations................        0.35        0.59        0.43        0.61      ( 0.38 )
                                                  ----------   ---------   ----------   ---------  ----------
Distributions from net investment income........      ( 0.21)     ( 0.43)     ( 0.44)     ( 0.44 )    ( 0.20 )
                                                  ----------   ---------   ----------   ---------  ----------
Net asset value at end of period................    $  11.15    $  11.01    $  10.85    $  10.86     $ 10.69
                                                   ==========   =========   ==========   =========  ==========
Total return(B) ................................       6.34%(D)    5.49%       4.00%       5.82%     ( 8.28%)(D)
                                                  ==========   =========   ==========   =========  ==========
Net assets at end of period (000's).............    $  4,718    $  5,161    $  5,239    $  4,814     $ 3,084
                                                  ==========   =========   ==========   =========  ==========
Ratio of expenses to average net assets(C) .....       1.74%(D)    1.65%       1.49%       1.49%       1.45%(D)

Ratio of net investment income to average net assets   3.75%(D)    3.89%       4.02%        4.08%      3.79%(D)

Portfolio turnover rate.........................         21%(D)      30%         37%         32%         46%(D)

-------------------------------------------------------------------------------------------------------------------------
(A)  Represents  the period from the initial  public  offering of Class C shares (February 1, 1994) through June 30, 1994.
(B)  Total  returns shown exclude the effect of  applicable  sales loads.
(C)  Absent  expense  reimbursements  by the Adviser, the ratio of expenses to average net assets would have been  1.75%(D)
     for the period ended June 30, 1994.
(D)  Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS

==================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================
                                            Six Months
                                               Ended
                                             Dec. 31,                       Year Ended June 30,
                                               1997       -------------------------------------------------
                                            (Unaudited)   1997       1996       1995       1994        1993
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  12.22   $  11.97   $  11.99   $  11.74    $ 12.41    $ 11.67
                                            ---------- ----------  ---------  ---------  ---------  ---------
Income from investment operations:
   Net investment income ..................      0.31       0.61       0.62       0.63       0.61       0.65
   Net realized and unrealized gains (losses)
     on investments........................      0.26       0.25     ( 0.02 )     0.25     ( 0.64 )     0.74
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total from investment operations ..........      0.57       0.86       0.60       0.88     ( 0.03 )     1.39
                                            ---------- ----------  ---------  ---------  ---------  ---------
Less distributions:
   Distributions from net investment income    ( 0.31)     (0.61)    (0.62)      (0.63)     (0.61)     (0.65)
   Distributions from net realized gains...    ( 0.08)        --         --         --     ( 0.03 )       --
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total distributions .......................    ( 0.39)    ( 0.61)    ( 0.62 )   ( 0.63 )    (0.64)    (0.65)
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net asset value at end of period...........  $  12.40   $  12.22   $  11.97   $  11.99    $ 11.74    $12.41
                                            ========== ==========  =========  =========  =========  =========
Total return(A)  ..........................      9.36%(C)   7.36%      5.05%      7.75%    ( 0.41%)   12.24%
                                            ========== ==========  =========  =========  =========  =========
Net assets at end of period (000's) .......  $ 71,594   $ 70,816   $ 75,938   $ 71,393    $79,889    $81,101
                                            ========== ==========  =========  =========  =========  =========
Ratio of expenses to average net assets(B)      0.75%(C)    0.75%      0.75%      0.75%     0.75%      0.75%

Ratio of net investment income to average       5.00%(C)    5.05%      5.12%      5.35%      4.94%     5.35%
   net assets

Portfolio turnover rate....................       36%(C)      33%        46%        29%        45%       15%

---------------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense  reimbursements by the Adviser,  the ratio of expenses to average net assets would have been 0.77% for the year ended June 30, 1995.
(C) Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

============================================================================================================================
                                                             Per Share Data for a Share Outstanding Throughout Each Period
============================================================================================================================
                                                   Six Months
                                                      Ended                                          Period
                                                   Dec. 31,            Year Ended June 30,            Ended
                                                      1997        ----------------------------      June 30,
                                                   (Unaudited)    1997        1996        1995       1994(A)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $  12.22    $  11.97    $  12.00    $  11.74     $12.62
                                                  ----------   ---------   ----------   ---------  ----------
Income from investment operations:
   Net investment income........................        0.26        0.53        0.56        0.57        0.36
   Net realized and unrealized gains (losses)
     on investments.............................        0.26        0.25      ( 0.03)       0.26      ( 0.85)
                                                  ----------   ---------   ----------   ---------  ----------
Total from investment operations................        0.52        0.78        0.53        0.83      ( 0.49)
                                                  ----------   ---------   ----------   --------   ----------
Less distributions:
   Distributions from net investment income.....      ( 0.26)     ( 0.53)     ( 0.56)     ( 0.57 )    ( 0.36)
   Distributions from net realized gains........      ( 0.08)         --          --          --      ( 0.03)
                                                   ----------   ---------   ----------   ---------  ----------
Total distributions.............................      ( 0.34)     ( 0.53)     ( 0.56)     ( 0.57 )    ( 0.39)
                                                  ----------   ---------   ---------    ---------  ----------
Net asset value at end of period................    $  12.40    $  12.22    $  11.97    $  12.00     $11.74
                                                  ==========   =========   ==========   =========  ==========
Total return(B) ................................       8.58%(D)    6.65%        4.44%       7.31%     (6.05%)(D)
                                                  ==========   =========   ==========   =========   ==========
Net assets at end of period (000's).............    $  6,043    $  4,639    $  3,972    $  4,165     $ 2,659
                                                  ==========   ==========  ===========  ==========  ==========
Ratio of expenses to average net assets(C) .....       1.50%(D)    1.42%       1.25%       1.25%       1.22%(D)

Ratio of net investment income to average net assets   4.24%(D)    4.37%       4.62%       4.84%       4.09%(D)

Portfolio turnover rate.........................         36%(D)      33%         46%         29%         45%(D)

--------------------------------------------------------------------------------------------------------------------
(A)  Represents  the period from the initial  public  offering of Class C shares (November 1, 1993)  through
     June 30, 1994.
(B)  Total returns shown exclude the effect of  applicable  sales  loads.
(C)  Absent  fee  waivers  and/or  expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27% and 1.28%(D) for the periods ended June 30, 1995 and 1994, respectively.
(D) Annualized.

See accompanying notes to financial statements.

KENTUCKY TAX-FREE FUND
FINANCIAL HIGHLIGHTS

================================================================================================================================
                                                          Per Share Data For a Share Outstanding Throughout Each Period
================================================================================================================================
                                                             Four Months
                                                                 Ended            Year             Period
                                                               Dec. 31,           Ended             Ended
                                                                1997(A)        August 31,        August 31,
                                                              (Unaudited)         1997             1996(B)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..................   $        10.26    $       10.06     $       10.00
                                                           --------------   ---------------   ---------------

Income from investment operations:
   Net investment income................................             0.15             0.44              0.51 (C)
   Net realized and unrealized gains on investments.....             0.17             0.28              0.06
                                                           --------------   ---------------   ---------------

Total from investment operations........................             0.32             0.72              0.57
                                                           --------------   ---------------   ---------------

Less distributions:
   Dividends from net investment income.................           ( 0.14)          ( 0.44 )          ( 0.51 )
   Distributions in excess of net investment income.....               --           ( 0.08 )              --
                                                           --------------   ---------------   ---------------

Total distributions.....................................           ( 0.14)          ( 0.52 )          ( 0.51 )
                                                           --------------   ---------------   ---------------

Net asset value at end of period........................   $        10.44    $       10.26     $       10.06
                                                           ==============   ===============   ===============

Total return(D) ........................................            9.59%(F)         7.36%             5.80%
                                                           ==============   ===============   ===============

Net assets at end of period (000's).....................   $        7,738    $       8,438     $      15,840
                                                           --------------   ---------------   ---------------

Ratio of expenses to average net assets(E) .............            0.82%(F)         0.85%             0.82%

Ratio of net investment income to average net assets....            4.36%(F)         4.35%             5.30% (F)

Portfolio turnover rate.................................              54%(F)            0%              145%

----------------------------------------------------------------------------------------------------------------------
(A)  Effective  as of the close of  business on August 29,  1997,  the  Kentucky Tax-Free Fund was reorganized and the fiscal year-end of the Fund,  subsequent to August 31, 1997, was changed to June 30 (Note 7).
(B)  Represents  the period from the  commencement  of operations  (September 27, 1995) through  August 31, 1996.
(C)  Calculated  using  weighted  average shares outstanding during the period.
(D)  Total returns shown exclude the effect of applicable sales loads.
(E)  Absent fee waivers and/or expense  reimbursements,  the ratio of expenses to average net assets would have been
     1.51%(F),  1.78% and 1.65%(F) for the periods  ended  December  31, 1997 and August 31, 1997 and 1996, respectively (Note 4).
(F)  Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1997 (Unaudited)
================================================================================
1. ORGANIZATION
The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term
Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Countrywide Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. The Kentucky Tax-Free fund was originally organized as a series of Trans Adviser Funds, Inc. (Note 7).

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of interest income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Kentucky Tax-Free Fund seeks the highest level of interest income exempt from federal and Kentucky income taxes, consistent with protection of capital. The Fund invests primarily in high and medium-quality Kentucky municipal obligations.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Tax-Free Intermediate Term Fund and 4% for the Ohio Insured Tax-Free Fund and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% for a one-year period and a distribution fee of up to 1% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each offer two classes of shares: Class A shares (Retail shares), sold subject to a distribution fee of up to 0.25% of average daily net assets of each Fund, and Class B shares (Institutional shares), sold without a distribution fee. Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to
Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

===============================================================================
2. SIGNIFICANT ACCOUNTING POLICIES
The periods ended December 31, 1997, referred to within the Notes to Financial Statements, represent the six months then ended, except for the Kentucky Tax-Free Fund which represents the four months then ended. The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund and Kentucky Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Kentucky Tax-Free Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund and shares of the Kentucky Tax-Free Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to net asset value per share. However, Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Distributions from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Organization costs -- Costs incurred by the Kentucky Tax-Free Fund in connection with the organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the Fund's commencement of operations.

================================================================================
Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 1997:

----------------------------------------------------------------------------------------------------------------
                                                               Tax-Free       Ohio Insured        Kentucky
                                                             Intermediate       Tax-Free          Tax-Free
                                                               Term Fund          Fund              Fund

Gross unrealized appreciation...........................   $    2,937,405    $   5,736,095     $     217,629
Gross unrealized depreciation...........................               --               --                --
                                                           --------------   ---------------   --------------

Net unrealized appreciation.............................   $    2,937,405    $   5,736,095     $    217,629
                                                           ==============   ===============   ===============

-------------------------------------------------------------------------------
The tax basis of investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 1997, the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Tax-Free Intermediate Term Fund had capital loss carryforwards for federal income tax purposes of $1,331, $3,503, $663, $828 and $1,500,636, respectively, none of which expire prior to June 30, 1999. As of August 31, 1997, the Kentucky Tax-Free Fund elected to defer until the Fund's subsequent tax year $39,798 of capital losses incurred after October 31, 1996. These capital loss carryforwards and "post-October" losses may be utilized in the current or future years to offset net realized capital gains prior to distribution to shareholders.

3.  INVESTMENT TRANSACTIONS
For the periods ended December 31, 1997, purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $6,206,595 and $10,477,243, respectively, for the Tax-Free Intermediate Term Fund, $13,231,197 and $16,678,754, respectively, for the Ohio Insured Tax-Free Fund and $1,431,647 and $1,978,523, respectively, for the Kentucky Tax-Free Fund.

4.  TRANSACTIONS WITH AFFILIATES
The Chairman and the President of the Trust are also officers of Countrywide Financial Services, Inc., whose subsidiaries include Countrywide Investments,
Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

===============================================================================
In order to voluntarily reduce operating expenses during the periods ended December 31, 1997, the Adviser waived $39,352 of its advisory fees for the Ohio Tax-Free Money Fund, waived $55,786 of its advisory fees and reimbursed $3,034 of Class B expenses for the Florida Tax-Free Money Fund, reimbursed $948 of Class A expenses for the Ohio Insured Tax-Free Fund and waived its entire advisory fee of $13,521 and reimbursed $5,367 of other operating expenses for the Kentucky Tax-Free Fund.

The Adviser has agreed, until at least August 31, 1999, to waive fees and reimburse expenses to the extent necessary to limit total operating expenses to 0.82% for the Kentucky Tax-Free Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25.00 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21.00 per shareholder account from each of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS received a monthly fee of $5,250 per month from the Ohio Tax-Free Money Fund, $4,250 per month from the Florida Tax-Free Money Fund, $3,250 per month from each of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Kentucky Tax-Free Fund and $4,750 per month from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $2,202, $3,314 and $5,456 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund, respectively, during the periods ended December 31, 1997. In addition, the Adviser collected $2,776 and $233 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of December 31, 1997. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington Trust Company, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of December 31, 1997. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

================================================================================
PRIOR AFFILIATE AGREEMENTS
Prior to August 30, 1997, the investment adviser of the Kentucky Tax-Free Fund was Trans Financial Bank, N.A.; Forum Financial Corp. served as the transfer agent and dividend disbursing agent and performed portfolio accounting services; Forum Financial Services, Inc. acted as distributor of the Fund's shares; and Forum Administrative Services, LLC supervised the administration of all aspects of the Fund's operations. Contractual amounts paid by the Fund for the performance of these services are reflected in the Fund's Statement of Operations for the year ended August 31, 1997. As of December 31, 1997, Trans Financial Bank, N.A. was a significant shareholder of record of the Kentucky Tax-Free Fund.

5. CAPITAL SHARE TRANSACTIONS
Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund are the result of the following capital share transactions for the periods shown:

---------------------------------------------------------------------------------------------------------------
                                                      Tax-Free Intermediate              Ohio Insured
                                                            Term Fund                   Tax-Free Fund
----------------------------------------------------------------------------------------------------------------
                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                     Dec. 31,         Ended         Dec. 31,         Ended
                                                       1997         June 30,          1997         June 30,
                                                    (Unaudited)       1997         (Unaudited)       1997

-----------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold....................................        555,821       1,150,995      6,037,342     14,158,992
Shares issued in reinvestment of
   distributions to shareholders...............         93,510         209,803        136,313        233,941
Shares redeemed................................    ( 1,010,274)    ( 2,285,966)   ( 6,194,508 )  ( 14,943,520)
                                                  ------------   --------------  -------------  -------------

Net decrease in shares outstanding.............      ( 360,943)      ( 925,168)      ( 20,853 )    ( 550,587)
Shares outstanding, beginning of period........      5,313,679       6,238,847      5,794,738      6,345,325
                                                  ------------   --------------  -------------  -------------

Shares outstanding, end of period..............      4,952,736       5,313,679      5,773,885      5,794,738
                                                  ============   ==============  =============  =============

CLASS C
Shares sold....................................         70,565         168,900        131,533        135,167
Shares issued in reinvestment of
   distributions to shareholders...............          7,926          17,517          9,901         13,108
Shares redeemed................................      ( 124,198)      ( 200,429)      ( 33,657 )    ( 100,548 )
                                                  ------------   --------------  -------------  -------------

Net increase (decrease) in shares outstanding..       ( 45,707)       ( 14,012)       107,777         47,727
Shares outstanding, beginning of period........        468,857         482,869        379,664        331,937
                                                  ------------   --------------  -------------  -------------

Shares outstanding, end of period..............        423,150         468,857        487,441        379,664
                                                  ============   ==============  =============  =============

NOTES TO FINANCIAL STATEMENTS (Continued)
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Kentucky Tax-Free Fund
                                                             Four Months
                                                                 Ended            Year             Period
                                                               Dec. 31,           Ended             Ended
                                                                 1997           Aug. 31,          Aug. 31,
                                                              (Unaudited)         1997             1996(A)

-----------------------------------------------------------------------------------------------------------------------------------
Shares sold.............................................           17,300          127,642         2,814,888
Shares issued in reinvestment of distributions to shareholders      5,683           29,744            57,538
Shares redeemed.........................................        ( 104,650)       ( 909,256 )     ( 1,297,814 )
                                                           --------------   ---------------   ---------------
Net increase (decrease) in shares outstanding...........         ( 81,667)       ( 751,870 )       1,574,612
Shares outstanding, beginning of period.................          822,742        1,574,612                --
                                                           --------------   ---------------   ---------------
Shares outstanding, end of period.......................          741,075          822,742         1,574,612
                                                           ==============   ===============   ===============

-----------------------------------------------------------------------------------------------------------------------------------
(A) Represents  the period from the  commencement  of operations  (September 27, 1995) through August 31, 1996.

6.  PORTFOLIO COMPOSITION
As of December 31, 1997, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was exclusively invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. The Kentucky Tax-Free Fund was invested exclusively in debt obligations issued by the State of Kentucky and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Kentucky personal income taxes. As of December 31, 1997, 14.3% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, 11.8% in the State of Wisconsin and 10.0% in the State of Illinois. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

As diversified Funds registered under the 1940 Act, it is the policy of the Tax-Free Money Fund and the Tax-Free Intermediate Term Fund that not more than 25% of the total assets of each such Fund be invested in securities of issuers which individually comprise more than 5% of its total assets.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 1997, the Kentucky Tax-Free Fund had concentrations of investments in two issuers which exceeded 10% individually and, collectively, totaled 28.2%. No other non-diversified Funds had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 1997, 40.7% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 33.8% were rated AA/Aa, 22.0% were rated A/A and 3.5% were not rated. For the Kentucky Tax-Free Fund's portfolio securities, 38.5% were rated AAA/Aaa, 8.9% were rated AA/Aa, 32.6% were rated A/A and 20.0% were rated BBB/Baa.

===============================================================================
As of December 31, 1997, 99.1% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 88.6% of its portfolio securities.

The concentration of investments for each Fund as of December 31, 1997, classified by revenue source, was as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                        California    Ohio    Florida   Tax-Free    Ohio
                                                Tax-Free Tax-Free   Tax-Free  Tax-Free Intermediate  Insured   Kentucky
                                                  Money   Money      Money     Money    Term        Tax-Free   Tax-Free
                                                  Fund    Fund       Fund      Fund     Fund         Fund      Fund

-----------------------------------------------------------------------------------------------------------------------------------
General Obligations............................   16.4%    18.4%     31.7%    12.9%      18.9%      45.4%      --
Revenue Bonds:
  Industrial Development/Pollution Control.....   24.9%    31.0%     25.5%    15.8%       7.1%       4.5%     17.5%
  Hospital/Health Care.........................   25.3%     5.0%     28.2%    19.6%       9.0%      16.6%      5.3%
  Housing/Mortgage.............................   18.4%     1.5%      2.1%    21.1%      13.0%       5.6%      3.6%
  Utilities....................................    2.7%    20.6%      1.0%    12.8%       9.0%      13.9%      3.0%
  Education....................................    3.0%       --      3.5%    10.8%      21.5%       5.8%     28.0%
  Transportation...............................    2.9%     3.8%       --      0.7%       7.7%       2.7%     12.2%
  Public Facilities............................    1.6%     2.5%      2.9%     0.3%       2.7%       2.4%      --
  Economic Development.........................    4.8%     3.8%      3.3%       --       2.8%        --       5.4%
  Leases.......................................      --     4.1%       --        --       2.8%       0.8%     25.0%
  Special Tax..................................      --     2.5%       --      1.3%       3.6%       1.3%      --
  Miscellaneous................................      --     6.8%      1.8%     4.7%       1.9%       1.0%      --
                                                 -------  -------    -------   ------     ------    ------   ------

Total .........................................  100.0%   100.0%     100.0%   100.0%      100.0%    100.0%   100.0%
                                                =======   ======     ======   =====       =======   ======   =======

----------------------------------------------------------------------------------------------------------------------------------

7.  AGREEMENT AND PLAN OF REORGANIZATION
The Kentucky Tax-Free Fund was originally organized as series of Trans Adviser Funds, Inc., an open-end management investment company incorporated under the laws of the State of Maryland. Trans Adviser Funds, Inc. consisted of five investment portfolios, including the Kentucky Tax-Free Fund (the Predecessor
Fund). The Predecessor Fund had investment objectives, policies and restrictions substantially identical to the Fund.

As of the close of business on August 29, 1997, pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, all assets and liabilities of the Predecessor Fund were transferred in exchange for capital shares of a corresponding series of Countrywide Tax-Free Trust. The Predecessor Fund then distributed to its shareholders as a liquidating dividend all capital shares of the like Fund in exchange for and in cancellation of its capital shares. When the reorganization was completed, shareholders of the Fund owned the same proportional interest as they owned in the Predecessor Fund immediately before the reorganization, and each Fund owned the same portfolio of investments as the Predecessor Fund immediately before the reorganization.

For federal income tax purposes, the reorganization of the Kentucky Tax-Free Fund qualifies as a tax-free reorganization with no tax consequences to the Predecessor Fund, the Fund or their shareholders. In connection with the reorganization, the fiscal year-end of the Fund has been changed from August 31 to June 30.

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997 (Unaudited)

==================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Fixed Rate Revenue & General Obligation Bonds-- 24.3%          Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $    500,000  Chicago, IL, Public Bldg. Comm. Rev., Prerefunded @ 102.....  7.700%  01/01/1998  $   510,000
      255,000  Atlanta, GA, Airport Extension & Impt.Rev.,Escrowed to Mat    7.250   01/01/1998      255,000
      500,000  Silver Lake, WI, Joint School District No. 1 GO BANS........  4.400   02/01/1998      500,217
      225,000  South Carolina St.EDA Hosp.Facs.Rev.(Ander. Area Medical Ctr.)4.100   02/01/1998      225,050
      200,000  Buffalo, NY, GO.............................................  5.600   02/01/1998      200,262
      100,000  South Carolina St. GO, Ser. 2000............................  5.700   02/01/1998      100,133
      475,000  Kearny, NJ, GO..............................................  4.000   02/15/1998      475,110
      150,000  Buffalo, NY, Impt. Rev., Ser. A.............................  3.900   02/15/1998      150,018
      140,000  Rowlett, TX, GO.............................................  4.200   02/15/1998      140,000
      235,000  Garland, TX, GO, Ser. A.....................................  7.000   02/15/1998      235,838
      330,000  Quinlan, TX, ISD GO.........................................  4.500   02/15/1998      330,265
      140,000  New York St. Medical Care Facs. Rev., Escrowed to Maturity..  6.900   02/15/1998      140,486
      125,000  Univ. of Southern Mississippi Educ. Bldg. Rev., Ser. A......  6.000   03/01/1998      125,402
      105,000  Richmond, TX, GO............................................  6.500   03/01/1998      105,378
      790,000  Mukwonago, WI, School Dist. GO..............................  4.200   04/01/1998      790,689
      490,000  Ross Co., OH, Airport Impt. GO BANS.........................  4.560   04/24/1998      490,377
      165,000  West Virginia Univ. Dormitory Rev., Ser. A..................  5.400   05/01/1998      165,577
      150,000  Ypsilanti, MI, School Dist. GO..............................  4.100   05/01/1998      150,110
      100,000  Lanse Creuse, MI, Public School GO..........................  3.900   05/01/1998      100,000
      200,000  Arizona St. Highway Trans. Rev., Ser. A.....................  5.700   07/01/1998      201,798
      635,000  Los Alamos Co., NM, Income Utility Rev., Ser. A.............  4.800   07/01/1998      637,440
      500,000  Pima Co., AZ, USD No. 1 (Tucson), Prerefunded @ 102.........  6.750   07/01/1998      516,424
      500,000  Mesquite, TX, ISD GO, Ser. A................................  7.250   08/15/1998      510,117
      245,000  Pace, FL, Utility Sys. Rev..................................  4.000   09/01/1998      245,000
      150,000  Ohio St. IDR, Ser. 1997 (Bomaine Corp. Proj.)...............  4.300   11/01/1998      150,000
      500,000  Chesterfield Co., VA, GO, Ser. B............................  6.200   01/01/1999      511,437
--------------                                                                                   ------------
 $  7,905,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $7,962,128).................................                      $ 7,962,128
                                                                                                 ------------

===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Floating & Variable Rate Demand Notes-- 55.0%                  Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $    330,000  Coppell, TX, IDR (Minyards Prop., Inc.).....................   3.800% 01/01/1998  $   330,000
    1,000,000  New Jersey EDA & EDR (Union Avenue Assoc.)..................   4.300  01/01/1998    1,000,000
      500,000  Arapahoe Co., CO, Rev., Ser. 1997 (Denver Jet Ctr. Proj.)...   4.000  01/01/1998      500,000
    1,100,000  Washington St. Hsg. Fin. Comm. Rev. (Panorama City Proj.)...   4.750  01/01/1998    1,100,000
    1,000,000  Washington St. Health Care Fac. Auth. Rev., Ser. 1996
                (Fred Hutchinson Cancer Ctr.)..............................   5.100  01/01/1998    1,000,000
    1,300,000  Hamilton Co., OH, Health System Rev. (Franciscan Sisters)...   5.250  01/01/1998    1,300,000
      200,000  Farmington Hills,MI HFA Rev.Ser.1991B (Botsford General Hosp.) 5.100  01/01/1998      200,000
    1,000,000  Cuyahoga Co., OH, Hosp. Impt. Rev. (University Hosp. Cleveland)5.200  01/01/1998    1,000,000
      200,000  Missouri St. Health & Educ. Fac. Auth. Rev. (Cox Health Sys.)  5.000  01/01/1998      200,000
      207,500  St. Cloud, MN, Hsg. & Redev. Auth. (Coborn Realty Co.)......   4.350  01/01/1998      207,500
    1,000,000  District of Columbia MFH, Tyler House Trust COP,  Ser. 1995A   4.500  01/01/1998    1,000,000
    2,000,000  Wisconsin St. Health & Educ. Fac. Auth. Rev., Ser. 1997
                  (Cedar Crest Proj.)..................................       4.300  01/01/1998    2,000,000
      820,000  Redwood Falls, MN, IDR (Zytec Corp. Proj.)..................   4.750  01/01/1998      820,000
      525,000  Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)...................   4.350  01/01/1998      525,000
      335,000  Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)...................   4.600  01/01/1998      335,000
      750,000  Brooklyn Park, MN, IDR (Schmidt Proj.)......................   4.350  01/01/1998      750,000
    1,920,000  Clinton Co.,PA, Municipal Auth.Hosp.Rev.(Lockhaven Hosp.Proj.) 4.100  01/07/1998    1,920,000


TAX-FREE MONEY FUND (Continued)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Floating & Variable Rate Demand Notes-- 55.0%                  Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $    900,000  Eddyville, IA, IDR (Heartland Lysine, Inc.).................  4.000%  01/07/1998  $   900,000
      200,000  Kentucky EDR, Ser. D (Health Alliance)......................  3.700   01/07/1998      200,000
    2,735,000  Illinois St. Dev. Fin. Auth. MFH Rev. (Cobbler Square Proj.)  4.450   01/07/1998    2,735,000
--------------                                                                                   ------------
 $ 18,022,500  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $18,022,500)................................                      $18,022,500
                                                                                                 ------------

===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Adjustable Rate Put Bonds-- 19.5%                              Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $    680,000  Lexington-Fayette Co.,KY,Urban Gov't Rev.
                  (Providence Montessori).................................   4.250%  01/01/1998  $   680,000
      795,000  Buckeye Tax-Exempt Mtg. Bond Trust..........................  4.260   02/01/1998      793,481
      605,000  Corpus Cristi, TX, IDR (Tex-Air Investment Co. Proj.).......  3.900   02/01/1998      605,000
      570,000  Fort Mitchell, KY, Indust. Bldg. Rev. (Grandview/Hemmer Proj.)4.000   02/01/1998      570,000
      540,000  Milwaukee, WI, IDR (Wayne C. Oldenburg Proj.)...............  4.100   02/01/1998      540,000
      310,000  Lansing, MI, EDR (LGH Office Bldg. Proj.)...................  3.700   02/15/1998      310,000
      111,000  Citizens Federal Tax-Exempt Mtg. Bond Trust.................  3.900   03/01/1998      111,000
    1,200,000  Owensboro, KY, IDR, Ser. 1985 (Dart Container)..............  3.950   03/01/1998    1,200,000
      150,000  Cuyahoga Co., OH, IDR (Halle Office Bldg.)..................  4.235   04/01/1998      150,000
      205,000  Medina Co., OH, IDR (Nationwide One Proj.)..................  4.050   05/01/1998      204,941
      235,000  Westlake, OH, EDR (Cross County Inns).......................  3.900   05/01/1998      235,000
    1,000,000  Westmoreland Co.,  PA, IDR (White Cons Indust.).............  4.180   06/01/1998    1,000,000
--------------                                                                                   ------------
 $  6,401,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $6,399,422).................................                      $ 6,399,422
                                                                                                 ------------

 $ 32,328,500  TOTAL INVESTMENTS AT VALUE-- 98.8%
==============
               (Amortized Cost $32,384,050)................................                      $32,384,050

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.2% ...............                          397,489
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $32,781,539
                                                                                                 ============

See accompanying notes to portfolios of investments.




CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997 (Unaudited)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Fixed Rate Revenue & General Obligation Bonds-- 29.0%          Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $    500,000  California St. GO Veterans Bonds, Ser. AT...................  9.300%  02/01/1998  $   502,276
      300,000  California St. GO...........................................  5.750   02/01/1998      300,468
    1,000,000  Burbank, Glendale, Pasadena, CA, Airport Auth. Rev..........  5.000   06/01/1998    1,004,812
      250,000  Berkeley, CA, Joint Powers Fin. Auth. Lease Rev.............  4.500   06/01/1998      250,699
    1,000,000  California St. GO RANS......................................  4.500   06/30/1998    1,003,201
    1,000,000  Fremont, CA, Unified School Dist., GO TRANS.................  4.250   06/30/1998    1,001,657
      150,000  Brawley, CA, Wastewater Treatment Fac. Rev., COP............  3.800   07/01/1998      150,000
      500,000  Los Angeles Co., CA, Transportation Sales Tax Rev., Ser. A..  5.200   07/01/1998      503,415
      460,000  Shasta,CA, Joint Powers Fin. Auth. Landfill Rev.,Ser. 1997-A  3.850   07/01/1998      460,000
      110,000  San Mateo Co., CA, Joint Powers Fin. Auth. Lease Rev........  3.700   07/15/1998      110,000
    1,000,000  Santa Cruz Co., CA, Office of Educ. TRANS...................  4.500   07/30/1998    1,003,329
    1,000,000  Butte Co., CA, Office of Educ., TRANS.......................  4.500   07/31/1998    1,003,422
      250,000  Pasadena, CA, Community Dev. Tax Allocation
                  (Downtown Redev. Proj.).................................   4.750   08/01/1998      251,264
    1,000,000  Oxnard, CA, School Dist. TRANS..............................  4.500   08/13/1998    1,003,823
      235,000  Northern CA, Power Agcy. Rev................................  6.125   08/15/1998      238,300
      265,000  Montebello, CA,Community Redev.Agcy.Tax Allocation,Ser. A...  4.500   09/01/1998      266,196
      300,000  California St. GO...........................................  5.400   09/01/1998      303,003
    1,200,000  Simi Valley, CA, Public Fin. Auth. Rev., Prerefunded @ 102..  7.000   09/01/1998    1,248,272
    1,000,000  California St. GO Veterans Bonds, Ser. AQ...................  8.750   10/01/1998    1,035,829
      100,000  California St.Dept.of Veteran Affairs,Home Purchase Rev.Ser.B 3.850   12/01/1998      100,000
  ------------                                                                                   ------------
 $ 11,620,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $11,739,966)................................                      $11,739,966
                                                                                                 ------------

===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Floating and Variable Rate Demand Notes-- 59.7%                Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
  $ 2,000,000  Newport Beach, CA, Rev., Ser. 1992 (Hoag Memorial Hosp.)....  5.000%  01/01/1998  $ 2,000,000
    2,000,000  California RANS.............................................  4.500   01/01/1998    2,000,000
      500,000  National City, CA, Community Dev. MFH Rev., Ser. 1997B
                   (Park Villas Apts.).....................................  4.150   01/01/1998      500,000
    1,300,000  San Bernardino Co., CA, COP.................................  4.250   01/01/1998    1,300,000
    1,800,000  Alameda Co., CA, IDR (Adeline Assoc. PJ-A)..................  4.250   01/01/1998    1,800,000
    1,300,000  Alameda Co., CA, IDR, Ser. A (Plyproperties Proj.)..........  4.250   01/01/1998    1,300,000
      700,000  Alameda Co., CA, IDR, Ser. 1996A (Edward L. Shimmon Proj.)..  4.250   01/01/1998      700,000
    1,000,000  San Bernardino Co., CA, Capital Impt. Refinancing Proj. Rev.  4.400   01/01/1998    1,000,000
    1,500,000  Hanford, CA, Sewer Rev., Ser. A.............................  4.250   01/01/1998    1,500,000
    1,000,000  San Bernardino, CA, IDR (LaQuinta Motor Inns)...............  4.250   01/01/1998    1,000,000
      400,000  Alameda Co., CA, IDR (Dicon Fiberoptics, Inc. Proj. A)......  4.250   01/01/1998      400,000
    2,900,000  Santa Paula, CA, Public Fin. Auth. Rev., Ser. 1996
                   (Water Sys. Acquisition Proj.).....................       4.150   01/07/1998    2,900,000
    2,700,000  San Rafeal, CA, IDR, Ser. 1984 (Phoenix American, Inc.).....  3.800   01/07/1998    2,700,000
    1,000,000  Montebello, CA, COP, Ser. 1997 (Montebello Public Impt. Corp.)4.150   01/07/1998    1,000,000
    1,600,000  Vacaville, CA, IDR (Leggett & Platt, Inc.)..................  3.900   01/07/1998    1,600,000
    1,000,000  Orange Co., CA, Spec. Fin. Auth. Teeter Plan Rev., Ser. 1995B 4.100   01/07/1998    1,000,000
    1,500,000  Dinuba,CA, Fin. Auth., Ser. 1996A (Wastewater Treatment
                    Plant Exp. Proj.)......................................  3.950   01/07/1998    1,500,000
--------------                                                                                   ------------
 $ 24,200,000  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $24,200,000)................................                      $24,200,000
                                                                                                 -----------

CALIFORNIA TAX-FREE MONEY FUND (Continued)
==================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Adjustable Rate Put Bonds-- 1.8%                               Rate      Date         Value

----------------------------------------------------------------------------------------------------------------------------------
 $    730,000  Huntington Park, CA, Redev. Agcy. Rev.,
                  (Huntington Park Personal Storage II)...................  3.850%    02/01/1998  $  730,000
--------------                                                                                    ------------
 $    730,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $730,000)...................................                      $   730,000
                                                                                                 ------------

===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Commercial Paper-- 8.6%                                        Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
  $ 1,500,000  California PCR (PG&E).......................................  3.750%  01/12/1998  $ 1,500,000
    2,000,000  San Diego, CA, Water Auth...................................  3.650   01/15/1998    2,000,000
  ------------                                                                                   ------------
 $  3,500,000  TOTAL COMMERCIAL PAPER
  ------------
               (Amortized Cost $3,500,000).................................                      $ 3,500,000
                                                                                                 ------------

 $ 40,050,000  TOTAL INVESTMENTS AT VALUE-- 99.1%
==============
               (Amortized Cost $40,169,966)................................                      $40,169,966

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.9% ...............                          367,787
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $40,537,753
                                                                                                 ============

See accompanying notes to portfolios of investments.

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997 (Unaudited)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Fixed Rate Revenue & General Obligation Bonds-- 32.2%          Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $    500,000  Cleveland, OH, Water Works Rev., First Mortgage, Ser. G.....  4.400%  01/01/1998  $   500,000
    1,000,000  Butler, OH, Public Bldg. Impt. GO BANS......................  4.110   01/23/1998    1,000,243
    1,000,000  Springboro, OH, Water Sys. Impt. GO BANS....................  4.350   01/28/1998    1,000,214
    4,000,000  East Palestine, OH, CSD GO BANS.............................  4.000   01/29/1998    4,000,295
      810,000  Marysville, OH, Water Storage GO BANS.......................  4.160   01/29/1998      810,155
    1,750,000  Chagrin Falls, OH,  Exempted Village School Dist. GO BANS...  4.500   02/10/1998    1,751,354
      950,000  Holmes Co., OH, Bldg. Acq. GO BANS..........................  4.500   02/12/1998      950,584
      500,000  Maple Heights, OH, CSD Energy Cons. GO BANS.................  3.930   02/13/1998      500,062
      950,000  South Euclid-Lyndhurst, OH, CSD Energy Cons. GO BANS........  4.125   02/13/1998      950,350
    1,550,000  South Euclid-Lyndhurst, OH, CSD GO BANS.....................  4.150   02/13/1998    1,550,708
    3,000,000  Liberty, OH, LSD GO BANS....................................  4.350   02/17/1998    3,002,060
    1,200,000  Muskingum Co., OH, County Bldg. GO BANS, Ser. 1997..........  4.150   03/04/1998    1,200,587
    2,000,000  Plain Township, OH, Fire Station Construction & Impt. GO BANS 4.300   03/09/1998    2,001,068
    1,000,000  Mason, OH, CSD School  Impt. GO BANS........................  4.450   03/20/1998    1,001,477
    5,000,000  Indian Lake, OH, LSD School Impt. GO BANS...................  4.350   03/25/1998    5,003,275
    1,150,000  Ohio St. Natural Resources Cap. Fac. GO, Ser. C.............  4.500   04/01/1998    1,152,055
    2,175,000  Anna, OH, LSD School Impt. GO BANS..........................  4.390   04/06/1998    2,178,303
    1,411,000  Crestline Village, OH, Capital Fac. GO BANS.................  4.650   04/09/1998    1,412,086
    2,000,000  Bath Township, OH, Real Estate Acq.& Impt.GO BANS,Ser.1997    4.300   04/14/1998    2,002,771
    1,000,000  Little Miami, OH, LSD GO BANS...............................  4.400   04/15/1998    1,001,693
    4,245,000  Plain Township, OH, LSD GO BANS.............................  4.000   04/15/1998    4,249,205
    1,400,000  Worthington, OH, CSD GO BANS................................  3.900   04/15/1998    1,400,786
      670,000  Marysville, OH, Road Realignment GO BANS....................  4.370   04/17/1998      670,410
      900,000  Allen Co., OH, Bath Twp. Dist. GO BANS......................  4.200   04/28/1998      900,136
    2,250,000  Seven Hills City, OH, Various Purpose GO BANS, Ser. 1997-2..  4.250   04/30/1998    2,253,217
    5,000,000  Greene Co., OH,  GO BANS....................................  4.500   05/07/1998    5,009,863
    2,000,000  Mentor, OH, Exempted Village School Dist. GO BANS...........  4.250   05/07/1998    2,001,302
    1,350,000  Marysville, OH, Various  Purpose GO BANS....................  4.410   05/08/1998    1,351,168
    1,000,000  Ohio St. Highway GO, Ser. S.................................  4.100   05/15/1998    1,000,876
    1,000,000  Graham, OH, LSD School Impt. GO BANS........................  4.290   05/28/1998    1,001,536
    1,170,000  Middleburg Heights City, OH, Various Purpose GO BANS........  4.100   05/29/1998    1,170,683
    2,500,000  Barberton, OH, CSD School Impt. Notes, Ser. 1997B...........  4.480   06/01/1998    2,506,601
      500,000  Perry, OH, LSD GO...........................................  4.250   06/01/1998      500,710
      500,000  Ohio St. Pub. Fac. Comm. Mental Hlth. Fac. Rev., Ser. A.....  7.000   06/01/1998      506,358
    3,000,000  Ohio St. Pub. Fac. Comm. Mental Hlth. Fac. Rev., Ser. 2B....  4.250   06/01/1998    3,007,298
    1,000,000  Summit Co., OH, GO BANS, Ser. A.............................  4.500   06/04/1998    1,002,511
    1,494,000  Groveport-Madison, OH, LSD RANS, Ser. 1997..................  5.100   06/15/1998    1,497,889
    1,000,000  New Knoxville, OH, LSD GO BANS..............................  4.530   06/16/1998    1,002,813
    2,300,000  Canal Winchester, OH, LSD School Impt. GO BANS..............  4.300   06/17/1998    2,304,125
    2,400,000  Obetz Village, OH, Street Impt. GO BANS.....................  4.200   06/19/1998    2,401,600
    1,190,000  Van Wert City, OH, Sewer Impt. GO BANS......................  4.350   06/23/1998    1,191,894
      500,730  Beavercreek, OH, LSD GO BANS................................  4.430   06/25/1998      501,606
      500,000  Ohio St. Higher Educ. Fac. Comm. Rev.,
                   (Case Western Reserve University).......................  4.750   07/01/1998      502,164
    1,000,000  Eucild City, OH, Various Purpose GO BANS....................  4.120   07/31/1998    1,000,942
    2,226,000  Wood County, OH, Sheriff's Dept. Impt. GO BANS, Ser. 1997...  4.250   07/31/1998    2,230,324
    2,000,000  Ohio St. GO.................................................  3.850   08/01/1998    2,000,498
    1,000,000  Wadsworth, OH, CSD GO BANS..................................  4.375   08/04/1998    1,002,726
    1,060,000  Mason-Deerfield Joint Fire Dist. GO, Ser. 1997..............  4.260   08/05/1998    1,061,568
    2,440,000  Ottawa Co., OH, Regional Water Sys. Impt. GO BANS...........  4.125   08/06/1998    2,443,482

OHIO TAX-FREE MONEY FUND (Continued)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Fixed Rate Revenue & General Obligation Bonds-- 32.2%          Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $    890,000  Marysville, OH, GO BANS.....................................  4.160%  09/03/1998  $   891,492
    1,055,000  Marysville, OH, Downtown Sidewalk GO BANS...................  4.220   09/03/1998    1,056,841
    1,180,000  Loveland, OH, Real Estate Acq. GO BANS......................  4.110   09/10/1998    1,181,647
    4,075,000  Mayfield Village, OH, Various Purpose GO BANS...............  4.125   09/29/1998    4,081,345
      900,000  Salem, OH, CSD Energy Conservation GO BANS, Ser. 1997.......  4.130   10/01/1998      901,158
    1,050,000  Ohio St. Bldg. Auth. Rev., Ser. C...........................  7.100   10/01/1998    1,074,828
    1,200,000  Rural Lorain, OH, Water Auth., Prerefunded @ 102............  7.700   10/01/1998    1,256,959
    1,000,000  Lake Co., OH, GO BANS.......................................  4.070   10/08/1998    1,001,250
    1,580,000  Streetsboro City, OH, Various Purpose GO BANS...............  4.150   10/09/1998    1,581,752
    2,030,000  Jackson Co., OH, Correction Facilities GO BANS, Ser. 1997...  4.330   10/15/1998    2,035,100
      500,000  Lima, OH, River Corridor Land Acq. GO BANS..................  4.250   11/10/1998      501,030
    3,500,000  Hamilton, OH, Real Estate Acq. GO BANS......................  4.850   11/19/1998    3,507,369
    1,155,000  Marysville, OH, GO BANS.....................................  4.220   11/19/1998    1,157,643
    2,000,000  Summit., OH, GO BANS, Ser. 1997B............................  4.875   11/19/1998    2,018,261
    1,425,000  Marion Co., OH, Correctional Facility GO BANS...............  4.100   11/23/1998    1,427,687
    1,580,000  Toledo, OH, Various Purpose, GO, Ser. A.....................  3.850   12/01/1998    1,580,000
      230,000  Toledo, OH, Various Purpose, GO, Ser. B.....................  3.850   12/01/1998      230,000
      640,000  Muskingum Co., OH, Branywine Blvd. Extension GO BANS........  4.350   12/02/1998      641,692
    2,900,000  Geauga Co., OH, Park Dist...................................  4.080   12/10/1998    2,902,077
      885,000  Painesville City, OH, GO BANS...............................  4.140   12/16/1998      886,946
--------------                                                                                   ------------
 $110,316,730  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $110,558,708)...............................                      $110,558,708
                                                                                                 ------------

===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Floating and Variable Rate Demand Notes-- 51.5%                Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $  2,800,000  Muskingum Co., OH, IDR (Elder-Beerman)......................  4.000%  01/01/1998  $ 2,800,000
    1,300,000  Franklin Co., OH, IDR (Jacobsen Stores).....................  3.800   01/01/1998    1,300,000
    2,800,000  Ohio St. Air Quality Dev. Auth. Rev.,
                    Ser. 1995A (Cincinnati Gas & Elect.)...................  4.500   01/01/1998    2,800,000
    4,900,000  Ohio St. Air Quality Dev. Auth. Rev.,
                    Ser. 1995B (Cincinnati Gas & Elect.)...................  4.500   01/01/1998    4,900,000
    2,170,000  Cuyahoga Co. OH, Hosp.Impt.Rev.(University Hosp. Cleveland)   5.200   01/01/1998    2,170,000
    7,600,000  Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters).....  5.250   01/01/1998    7,600,000
      165,000  Franklin Co., OH, IDR (BOA Ltd. Proj.)......................  3.850   01/01/1998      165,000
      500,000  Ohio St. Environmental Impt. Rev. (U.S. Steel Corp.)........  4.000   01/01/1998      500,000
    1,600,000  Delaware Co., OH, IDR (Radiation Sterilizers, Inc.).........  4.500   01/01/1998    1,600,000
    1,000,000  Franklin Co., OH, IDR (Capitol South).......................  3.800   01/01/1998    1,000,000
    4,045,000  Cuyahoga Co., OH, IDR (S & R Playhouse Realty)..............  3.850   01/01/1998    4,045,000
    4,000,000  Montgomery Co., OH, Rev. (Sisters of Charity)...............  4.150   01/01/1998    4,000,000
    1,900,000  Summit Co.,OH, Health Care Fac.Rev.,Ser.1997(Evant Inc.Proj.) 4.200   01/01/1998    1,900,000
    1,180,000  Franklin Co., OH, IDR (Ohio Girl Scouts)....................  4.150   01/01/1998    1,180,000
      150,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.).......  4.150   01/01/1998      150,000
    4,600,000  Mahoning Co., OH, (Claridge Corp. Proj.)....................  4.250   01/01/1998    4,600,000
    4,540,000  Trumbull Co., OH, Health Care Fac. Rev. (Shepherd Valley)...  4.150   01/01/1998    4,540,000
      770,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Leased Proj.)......  4.150   01/01/1998      770,000
      770,000  Marion Co., OH, Hosp. Impt. Rev.,Ser.1992(Pooled Lease Proj.) 4.150   01/01/1998      770,000
    4,600,000  Ohio St. Higher Educ. Fac. Rev. (Pooled Financing)..........  4.150   01/01/1998    4,600,000
    2,000,000  Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks).....  4.150   01/01/1998    2,000,000
    5,800,000  Hamilton Co., OH, Hosp.Fac.Rev., Ser. 1997A
                   (Children's Hosp.Med.Ctr.)..............................  4.100   01/01/1998    5,800,000
    4,400,000  Columbus, OH, GO, Ser. 1....................................  4.050   01/01/1998    4,400,000
    5,630,000  Sharonville, OH, IDR (Duke Realty Proj.)....................  4.150   01/01/1998    5,630,000
    5,000,000  Hamilton Co., OH, Fac. Rev., Ser. 1997A
                   (Episcopal Retirement Homes)...........................   4.130   01/01/1998    5,000,000

OHIO TAX-FREE MONEY FUND (Continued)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Floating and Variable Rate Demand Notes-- 51.5%                Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $  1,600,000  Warren Co., OH, IDR (Liquid Container)......................  4.250%  01/01/1998  $ 1,600,000
    3,740,000  Montgomery Co., OH, Health Care Rev. (Comm. Blood Ctr. Proj.) 4.150   01/01/1998    3,740,000
    8,000,000  Franklin Co., OH, IDR (Berwick Steel).......................  4.400   01/01/1998    8,000,000
      450,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
                  (Visiting Nurse Svcs. Proj.)............................   4.200   01/01/1998      450,000
      400,000  Franklin Co., OH, IDR (Columbus College)....................  4.150   01/01/1998      400,000
    1,800,000  Clinton Co., OH, Hosp. Rev. (Clinton Memorial)..............  4.200   01/01/1998    1,800,000
    1,655,000  Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute)4.150   01/01/1998    1,655,000
    3,500,000  Lima, OH, Hosp. Fac.& Impt. Rev., Ser. 1996
                   (Lima Memorial Hosp.).................................... 4.200   01/01/1998    3,500,000
    4,000,000  Montgomery Co., OH,  Ltd. Oblig. Rev., Ser. 1996
                   (St. Vincent de Paul Proj.).............................. 4.150   01/01/1998    4,000,000
      900,000  Rickenbacker, OH, Port. Auth.Rev.(Rickenbacker Holdings, Inc.)4.150   01/01/1998      900,000
      590,000  Summit Co., OH, IDR (Go-Jo Indust.).........................  4.150   01/01/1998      590,000
      445,000  Lucas Co., OH,  IDR (Associated Proj.)......................  4.250   01/01/1998      445,000
    1,495,000  Village Of Andover, OH, Health Care Rev., Ser. 1996
                   (D&M Realty Proj.)......................................  4.150   01/01/1998    1,495,000
    3,800,000  Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995
                   (Ashtabula Co. Med. Ctr. Proj.).........................  4.150   01/01/1998    3,800,000
      350,000  Lucas Co., OH, Rev. (Sunshine Children's Home)..............  4.200   01/01/1998      350,000
    1,552,900  Hamilton Co., OH, EDR, Ser.1995 (Cinti Ass. Performing Arts)  4.150   01/01/1998    1,552,900
    2,200,000  Westlake, OH, IDR (Nordson Co.).............................  4.100   01/01/1998    2,200,000
    2,000,000  Franklin Co., OH, IDR (Alco Standard Corp.).................  4.250   01/01/1998    2,000,000
      885,000  Pike Co., OH, EDR (Pleasant Hill)...........................  4.150   01/01/1998      885,000
    4,800,000  OH, EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.).......  4.250   01/01/1998    4,800,000
    1,975,000  Ashland Co., OH, Hosp. Fac.Rev.,Ser.1989 (Good Shepherd Home) 4.650   01/02/1998    1,975,000
      600,000  Ohio St. Higher Educ. Fac. Rev., (John Carroll University)..  4.250   01/05/1998      600,000
    4,250,000  Cincinnati & Hamilton Co., OH, Port. Auth. Rev.
                     (Kaiser Agric. Chemical Co.)                            3.700   01/06/1998    4,250,000
      150,000  Franklin Co., OH, IDR (Columbus Dist.)......................  4.000   01/07/1998      150,000
    1,000,000  Morrow Co., OH, IDR (Field Container Corp.).................  4.000   01/07/1998    1,000,000
    2,160,000  Defiance Co., OH, IDR (Isaac Property Proj.)................  4.220   01/07/1998    2,160,000
      564,000  Franklin Co., OH, IDR, Ser. D (Kindercare)..................  3.900   01/07/1998      564,000
      935,000  Lucas Co., OH, IDR, Ser. D (Kindercare).....................  3.900   01/07/1998      935,000
      437,000  Stark Co., OH, IDR, Ser. D (Kindercare).....................  3.900   01/07/1998      437,000
      775,000  Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993A
               (Hospice of the Western Reserve)............................  4.220   01/07/1998      775,000
      900,000  Cuyahoga Co., OH, Health Care Fac. Rev. (Benjamin Rose Inst.) 3.900   01/07/1998      900,000
      494,000  Lorain Co., OH, IDR, Ser. C (Kindercare)....................  3.900   01/07/1998      494,000
      200,000  Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.)...........  3.700   01/07/1998      200,000
      670,000  Montgomery Co., OH, Health Care Rev., Ser. A
                     (Dayton Area MRI Consortium)..........................  4.220   01/07/1998      670,000
    1,070,000  Huron Co., OH, Rev. (Norwalk Furniture Corp.)...............  4.220   01/07/1998    1,070,000
      375,000  Hudson Village, OH, IDR, Ser. A (Kindercare)................  3.900   01/07/1998      375,000
      300,000  Medina, OH, IDR (Kindercare)................................  3.900   01/07/1998      300,000
      287,000  Middletown, OH, IDR, Ser. A (Kindercare)....................  3.900   01/07/1998      287,000
      340,000  Montgomery Co., OH, IDR (Kindercare)........................  3.900   01/07/1998      340,000
      375,000  Wadsworth, OH, IDR (Kindercare).............................  3.900   01/07/1998      375,000
    2,000,000  Cuyahoga Co., OH, IDR, Ser. 1989 (Motch Corp. Proj.)........  4.250   01/07/1998    2,000,000
    1,750,000  Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993B
               (Hospice of the Western Reserve)............................  4.220   01/07/1998    1,750,000
    1,000,000  Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)...........  3.850   01/07/1998    1,000,000
    1,000,000  Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)..............  3.850   01/07/1998    1,000,000
    2,290,000  Summit Co., OH, IDR (Bowery Assoc.).........................  3.750   01/07/1998    2,290,000
    1,000,000  Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)............  3.850   01/07/1998    1,000,000
      900,000  Lucas Co., OH, EDR (Glendale Meadows).......................  4.220   01/07/1998      900,000
      750,000  Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orrville Hosp.)...  3.950   01/07/1998      750,000
    2,390,000  Erie Co., OH, IDR (Toft Dairy, Inc.)........................  4.220   01/07/1998    2,390,000
      935,000  Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.)................  4.220   01/07/1998      935,000

OHIO TAX-FREE MONEY FUND (Continued)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Floating and Variable Rate Demand Notes-- 51.5%                Rate      Date         Value

----------------------------------------------------------------------------------------------------------------------------------
 $  6,200,000  Ohio St., Ser. 1986 (USX Corp.).............................  4.150%  01/07/1998  $ 6,200,000
    1,375,000  Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.)....  4.220   01/07/1998    1,375,000
    1,000,000  Butler Co., OH, IDR (Phillip Morris Co.)....................  3.900   01/07/1998    1,000,000
      965,000  Centerville, OH, Health Care Rev. (Bethany Memorial)........  3.800   01/07/1998      965,000
    3,000,000  Cuyahoga Co., OH, Hospital Rev., Ser. 1997C
                   (Cleveland Clinic Foundation)..........................   3.650   01/07/1998    3,000,000
    3,500,000  Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.).........  4.220   01/07/1998    3,500,000
    4,400,000  Hamilton Co., OH, Hosp. Fac. Rev., Ser. 1997B
               (Health Alliance of Greater Cincinnati).....................  3.700   01/07/1998    4,400,000
    1,700,000  Hamilton Co., OH, Health Alliance, Ser. F...................  3.700   01/07/1998    1,700,000
    1,000,000  Lorain Co., OH, IDR (EMH Med. Ctr. Proj.)...................  0.000   01/07/1998    1,000,000
    2,000,000  Montgomery Co., OH, EDR (Dayton Art Institute)..............  3.850   01/07/1998    2,000,000
    1,400,000  Hamilton Co., OH, IDR (ADP System)..........................  4.050   01/15/1998    1,400,000
--------------                                                                                   ------------
 $176,794,900  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $176,794,900)...............................                      $176,794,900
                                                                                                 ------------

===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Adjustable Rate Put Bonds-- 11.0%                              Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $    600,000  Franklin Co., OH, EDR (JAL Realty)..........................  3.900%  01/15/1998  $   600,000
    1,265,000  Hamilton, OH, IDR (Continental Commercial Properties Proj.).  3.850   02/01/1998    1,265,000
    5,850,000  Ohio St. Air Quality Dev. Auth., Ser. A (Ohio Edison).......  3.950   02/01/1998    5,850,688
      640,000  Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.)............  3.750   03/01/1998      640,000
      709,000  Citizens Federal Tax-Exempt Mtg. Bond Trust.................  3.900   03/01/1998      709,000
      170,000  Franklin Co., OH, IDR (Pan Western Life)....................  3.700   04/01/1998      170,000
    4,915,000  Cuyahoga Co.,OH, IDR (Halle Office Bldg.)...................  4.235   04/01/1998    4,915,191
    1,225,000  Miami Valley Tax-Exempt Mtg. Bond Trust.....................  4.880   04/15/1998    1,225,000
    1,430,000  Clermont Co., OH, EDR (John Q. Hammons Proj.)...............  3.800   05/01/1998    1,430,000
      615,000  Franklin Co., OH, IDR (GSW Proj.)...........................  3.800   05/01/1998      615,000
    3,125,000  Ohio HFA MFH (Lincoln Park).................................  3.850   05/01/1998    3,125,000
    3,705,000  Richland Co., OH, IDR (Mansfield Sq. Proj.).................  3.900   05/15/1998    3,705,000
      905,000  Scioto Co., OH, Health Care Rev. (Hillview Retirement)......  3.850   06/01/1998      905,000
    2,290,000  Franklin Co., OH, IDR (Leveque & Assoc. Proj.)..............  3.850   06/01/1998    2,290,000
      395,000  Cuyahoga Co., OH, IDR (Welded Ring).........................  3.850   06/01/1998      395,000
    1,000,000  Franklin Co., OH (U.S. Health Corp).........................  4.100   06/01/1998    1,001,614
      710,000  Cuyahoga Co., OH, Health Care Rev...........................  3.950   06/01/1998      710,000
    1,000,000  Gallia Co., OH, IDR (Jackson Pike Assoc.)...................  3.850   06/15/1998    1,000,000
    1,965,000  Ohio Company Tax-Exempt Mtg. Bond Trust, Ser. 2.............  3.900   06/15/1998    1,964,226
    2,500,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. A................  3.950   07/10/1998    2,500,000
    2,520,000  Perry Co., OH, Nursing Fac. Rev., Ser. 1996
                    (New Lexington Health Care Corp.).....................   4.000   09/01/1998    2,520,000
--------------                                                                                   ------------
 $ 37,534,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $37,535,719)................................                      $37,535,719
                                                                                                  ----------

OHIO TAX-FREE MONEY FUND (Continued)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Commercial Paper-- 4.6%                                        Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Ohio St. Air Quality (Cleveland Electric)...................  3.600%  01/09/1998  $ 1,000,000
    2,800,000  Ohio St. Air Quality (Cleveland Electric)...................  3.800   01/12/1998    2,800,000
   12,000,000  Lorain Co., OH, Hosp........................................  3.700   02/09/1998   12,000,000
--------------                                                                                   ------------
 $ 15,800,000  TOTAL COMMERCIAL PAPER
--------------
               (Amortized Cost $15,800,000)................................                      $15,800,000
                                                                                                 ------------

 $340,445,630  TOTAL INVESTMENTS AT VALUE -- 99.3%
==============
               (Amortized Cost $340,689,327)...............................                      $340,689,327

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.7% ...............                        2,379,821
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $343,069,148
                                                                                                 ============

See accompanying notes to portfolios of investments.



FLORIDA TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997 (Unaudited)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Fixed Rate Revenue & General Obligation Bonds-- 23.7%          Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $    250,000  Polk Co., FL, School Board COP, Ser. A......................  4.400%  01/01/1998  $   250,000
      400,000  St. Lucie Co., FL, School Dist. GO..........................  4.000   02/01/1998      400,034
    1,000,000  Broward Co., FL, School Dist. GO............................  6.750   02/15/1998    1,003,514
      925,000  Broward Co., FL, School Dist. GO, Prerefunded @ 102.........  7.750   02/15/1998      947,806
      500,000  Collier Co., FL, Spec. Oblig. Rev...........................  3.700   03/01/1998      500,000
      100,000  Manatee Co., FL, Refunding & Impt., Rev.....................  5.350   04/01/1998      100,370
      300,000  Broward Co., FL, Solid Waste Mgmt. Sys. Rev.................  4.000   04/01/1998      300,194
      365,000  Turtle Run Comm. Dev. Dist. FL, Water Mgmt. Rev., Ser. 1997.  3.750   05/01/1998      364,909
      100,000  Sarasota Co.,FL,Utility Sys. Rev., Ser. A, Prerefunded @ 102  7.100   06/01/1998      103,290
      450,000  Florida St., Board of Educ. Cap. Outlay GO, Ser. A..........  4.200   06/01/1998      450,535
      500,000  Dade Co., FL, GO............................................  6.500   06/01/1998      505,326
    1,200,000  Florida St. Board of Educ., Ser. B1, Prerefunded @ 102......  7.875   06/01/1998    1,243,400
    1,200,000  Lake Butler, FL, Water & Sewer Rev. BANS....................  4.625   06/15/1998    1,201,929
      335,000  Clay Co., FL, School Board Master Lease Program COP.........  4.200   07/01/1998      335,324
      150,000  Florida St. Div. Board Fin. Rev. (Dept. of Natural Resources) 4.300   07/01/1998      150,325
      155,000  Florida St. GO, Prerefunded @ 102...........................  7.000   07/01/1998      160,364
    1,150,000  Dade Co., FL, GO, Ser. 1....................................  6.750   07/01/1998    1,166,513
      100,000  Lee Co., FL, School Board COP, Ser. A.......................  4.750   08/01/1998      100,507
      500,000  Palm Beach Co., FL, School Board COP, Ser. A................  4.150   08/01/1998      500,942
      100,000  Dade Co., FL, School Dist. GO...............................  6.400   08/01/1998      101,410
      250,000  Dade Co., FL, School Board COP (G.Holmes Braddock High School)4.375   08/01/1998      250,661
      500,000  Dade Co., FL, School Dist. GO...............................  6.000   08/01/1998      506,437
      500,000  Seminole Co., FL, School Dist. GO...........................  5.400   08/01/1998      504,598
      200,000  Indian River Co., FL, Water & Sewer Rev., Ser. B............  4.400   09/01/1998      200,704
      150,000  Miami, FL, Spec. Rev........................................  4.500   09/01/1998      150,626
      250,000  Dade Co., FL, Aviation Rev., Ser. A.........................  5.150   10/01/1998      252,410
      100,000  Hollywood, FL, Water & Sewer Rev............................  6.000   10/01/1998      101,504
      200,000  Tallahassee, FL, Municipal Electric Rev.,Ser. A.............  4.900   10/01/1998      201,229
      250,000  Destin, FL, Capital Impt. Rev., Prerefunded @ 102...........  7.100   10/01/1998      261,308
      100,000  Broward Co., FL, Airport Sales Rev., Ser. C.................  4.100   10/01/1998      100,179
    1,000,000  Florida St. Board of Educ. Cap. Outlay GO, Ser. A...........  4.500   01/01/1999    1,006,269
--------------                                                                                   ------------
 $ 13,280,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $13,422,617)................................                      $13,422,617
                                                                                                 ------------

===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Floating & Variable Rate Demand Notes-- 46.3%                  Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $    500,000  Jacksonville, FL, PCR (Florida Power & Light)...............  4.500%  01/01/1998  $   500,000
    1,900,000  Hillsborough Co., FL, PCR (Tampa Electric)..................  4.500   01/01/1998    1,900,000
    2,100,000  Pinellas Co., FL, Health Fac. Auth. Rev. (Pooled Hosp. Loan)  3.900   01/01/1998    2,100,000
      800,000  Jacksonville, FL, Health Fac. Auth. Rev., Ser. 1988
                   (River Garden).........................................   3.500   01/01/1998      800,000
      300,000  Dade Co., FL, PCR (Florida Power & Light )..................  4.500   01/01/1998      300,000
    1,400,000  Jacksonville, FL, Health Fac. Auth. Rev.
                   (Faculty Practice Assoc.)..............................   4.250   01/01/1998    1,400,000
    1,200,000  Jacksonville, FL, Health Fac. Auth. Rev., Ser. 1996
                   (Genesis Rehab. Hosp.).................................   5.000   01/01/1998    1,200,000
      300,000  St. Lucie Co., FL, PCR (Florida Power & Light ).............  4.500   01/01/1998      300,000
      500,000  Pinellas Co., FL, Health Fac. Auth. Rev.....................  4.150   01/01/1998      500,000
    1,500,000  Marion Co., FL, Health Fac. Auth. Rev. (Summer Trace Apts.).  4.000   01/01/1998    1,500,000
    1,500,000  Marion Co., FL, Health Fac. Auth. Rev. (Paddock Place Proj.)  4.000   01/01/1998    1,500,000

FLORIDA TAX-FREE FUND (Continued)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Floating & Variable Rate Demand Notes-- 46.3%                  Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Boca Raton, FL, IDR (Parking Garage)........................  4.525%  01/01/1998  $ 2,000,000
    1,700,000  Plant City, FL, Hosp. Rev. (South Florida Baptist Hosp.)....  4.250   01/01/1998    1,700,000
      875,000  Volusia Co.,FL, Health Fac. Auth.Rev.(Sun Pointe Apt. Proj.)  3.650   01/06/1998      875,000
    2,000,000  Orange Co., FL, IDR, Ser. 1997
                    (Univ. of Central Foundation Proj.)..................... 3.700   01/07/1998    2,000,000
    1,000,000  Eustis, FL, Multi-Purpose Rev...............................  4.200   01/07/1998    1,000,000
    1,000,000  St. Petersburg, FL, Health Fac. Auth. Rev., Ser. 1997
                    (Menorah Manor Proj.)..................................  3.700   01/07/1998    1,000,000
      720,000  Volusia Co., FL, Health Fac. Auth. Rev.
                    (Pooled Hosp. Loan Proj.)..............................  3.700   01/07/1998      720,000
    1,400,000  Broward Co., FL, MFH Rev. (Margate Proj.)...................  3.700   01/07/1998    1,400,000
    1,300,000  Manatee Co., FL, Health Fac. Auth. Rev. (Harbour Proj.-B)...  3.850   01/07/1998    1,300,000
    1,470,000  St. John's Co., FL, Health Fac. Auth. Rev., Ser. 1996
                    (Anastasia Shores Apt. Proj.)..........................  3.700   01/07/1998    1,470,000
      780,000  Dade  Co., FL, Ser. 1984 (La Hacienda Apts.)................  3.850   01/07/1998      780,000
--------------                                                                                   ------------
 $ 26,245,000  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $26,245,000)................................                      $26,245,000
                                                                                                 ------------

===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Adjustable Rate Put Bonds-- 4.1%                               Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Putnam Co.,FL,Dev.Auth.PCR, Ser. 1984D (Seminole Elec.Coop.). 3.650%  06/15/1998  $ 1,000,000
    1,330,000  Florida HFA Rev.............................................  3.800   06/15/1998    1,330,000
--------------                                                                                   ------------
 $  2,330,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $2,330,000).................................                      $ 2,330,000
                                                                                                 ------------

===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Commercial Paper-- 15.0%                                       Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Puerto Rico Tourist Educ., Med., Environmental..............  3.750%  01/09/1998  $ 1,000,000
    2,500,000  Jacksonville, FL, Rev.......................................  3.800   01/12/1998    2,500,000
    1,500,000  Pinellas Co., FL, Pooled Independent Higher Educ. Fac. Rev..  3.700   01/13/1998    1,500,000
    1,500,000  St. Lucie, FL, PCR (Florida Power & Light)..................  3.700   01/13/1998    1,500,000
    2,000,000  Orange Co., FL, Health Fac. Auth. Rev.......................  3.750   01/14/1998    2,000,000
--------------                                                                                   ------------
 $  8,500,000  TOTAL COMMERCIAL PAPER
--------------
               (Amortized Cost $8,500,000).................................                      $ 8,500,000
                                                                                                 ------------

 $ 50,355,000  TOTAL INVESTMENTS AT VALUE-- 89.1%
==============
               (Amortized Cost $50,497,617)................................                      $50,497,617

               OTHER ASSETS IN EXCESS OF LIABILITIES--  10.9% .............                        6,165,852
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $56,663,469
                                                                                                 ============

See accompanying notes to portfolios of investments.


TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997 (Unaudited)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Municipal Bonds                                                Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
               ARIZONA -- 1.9%
 $   400,000   Arizona Educ. Loan Mkt. Corp. Rev., Ser. A..................  6.700%  03/01/2000  $   417,184
     600,000   Maricopa Co., AZ, School Dist. Rev., Ser. 1991C (Tempe Elem.) 8.000   07/01/2004      725,868
                                                                                                 ------------
                                                                                                   1,143,052
                                                                                                 ------------
               CALIFORNIA -- 3.0%
     500,000   Santa Clara Co., CA, Hsg. Auth. ARPB (Orchard Glen Apts.)...  5.250   11/01/1998      500,560
     465,000   Sacramento Co., CA, MFH ARPB (Fairway One Apts.)............  5.875   02/01/2003      470,547
     500,000   Santa Monica, CA, Redev. Agy. Lease Rev.....................  6.000   07/01/2003      543,280
     250,000   California HFA Multi-Unit Rental Rev., Ser. B...............  6.500   08/01/2005      265,670
                                                                                                 ------------
                                                                                                   1,780,057
                                                                                                 ------------
               FLORIDA -- 9.1%
     500,000   Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.)...  5.700   04/01/2001      509,250
     200,000   Florida St. GO..............................................  6.500   05/01/2004      202,780
    1,000,000  Jacksonville, FL, Excise Tax Rev., Ser. B...................  5.400   10/01/2006    1,042,470
     750,000   Hillsborough Co., FL, Solid Waste Rev.......................  5.500   10/01/2006      805,312
      455,000  Pensacola, FL, Airport Rev., Ser. 1997B.....................  5.400   10/01/2007      485,963
   1,000,000   Pasco Co., FL, HFA MFH Rev., Ser. 1997B
                   (Cypress Trail Apt. Proj.)..............................  5.500   06/01/2008    1,021,370
   1,345,000   Florida HFA MFA Sr. Lien, Ser. I-1..........................  6.100   01/01/2009    1,396,769
                                                                                                 ------------
                                                                                                   5,463,914
                                                                                                 ------------
               GEORGIA -- 2.5%
     500,000   Columbus, GA, Med. Ctr. Hosp. Auth. Rev.....................  6.400   08/01/2006      549,050
     850,000   Fayette Co., GA, School Dist. GO............................  6.000   03/01/2008      931,481
                                                                                                 ------------
                                                                                                    1,480,531
                                                                                                 ------------
               ILLINOIS -- 0.8%
      500,000   Aurora, IL, MFH Rev., Ser. 1988 (Fox Valley)...............  7.750   09/01/1998      508,630
                                                                                                 ------------

               INDIANA -- 8.5%
   3,185,000   Purdue University, IN, COP, Prerefunded @ 102...............  6.250   07/01/2001    3,457,063
   1,000,000   Indiana Bond Bank Special Prog. Rev., Ser. A-1..............  6.650   01/01/2004    1,081,620
     500,000   Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A..........  6.600   01/01/2012      532,740
                                                                                                 ------------
                                                                                                   5,071,423
                                                                                                 ------------
               IOWA -- 2.0%
     250,000   Iowa Student Loan Liquidity Corp. Rev.......................  6.400   07/01/2004      267,118
      380,000  Iowa HFA Rev................................................  6.500   07/01/2006      402,796
     240,000   Iowa Student Loan Liquidity Corp. Rev.......................  6.600   07/01/2008      257,539
     250,000   Cedar Rapids, IA, Hosp. Fac. Rev.(St. Luke's Methodist Hosp.) 6.000   08/15/2009      272,715
                                                                                                 ------------
                                                                                                   1,200,168
                                                                                                 ------------
               KENTUCKY -- 2.6%
      675,000  Owensboro, KY, Elec. Light & Power Rev., Prerefunded @ 102.. 10.250   01/01/2000      766,597
     750,000   Kentucky St. Turnpike Auth. EDR (Revitalization Proj.)......  5.250   07/01/2005      796,253
                                                                                                 ------------
                                                                                                   1,562,850
                                                                                                 ------------
               LOUISIANA -- 1.7%
     440,000   Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana)  6.000   10/15/2003      472,622
     500,000   West Ouachita Parish, LA, School Dist. GO, Ser. A...........  6.700   03/01/2006      546,795
                                                                                                 ------------
                                                                                                    1,019,417
                                                                                                 ------------


TAX-FREE INTERMEDIATE TERM FUND (Continued)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Municipal Bonds                                                Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
               MARYLAND -- 0.9%
 $   500,000   Maryland St. Health & Higher Educ. Fac. Auth. Rev.
                   (Univ. of Maryland Medical Sys.)......................    6.500%  07/01/2001    $540,110
                                                                                                 ------------

               MASSACHUSETTS -- 3.9%
     750,000   Massachusetts St. Indust. Fin. Agy. ARPB (Asahi/America, Inc.)5.100   03/01/1999     759,788
     500,000   New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B..........  6.600   09/01/2002     547,015
     500,000   New England Educ. Loan Mkt. Corp. Rev., Ser. 1992A..........  6.500   09/01/2002     544,925
     450,000   Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997
                     (Hudner Assoc.)......................................   5.000   01/01/2008     459,954
                                                                                                 ------------
                                                                                                  2,311,682
                                                                                                 ------------
               MICHIGAN -- 2.7%
   1,000,000   Michigan St. Bldg. Auth. Rev., Ser. II......................  6.400   10/01/2004    1,090,620
     500,000   Battle Creek, MI, EDR (Kellogg Co. Proj.)...................  5.125   02/01/2009      510,090
                                                                                                 ------------
                                                                                                   1,600,710
                                                                                                  ------------
               MINNESOTA -- 1.2%
     700,000   Centennial, MN, ISD GO, Ser. A..............................  5.600   02/01/2002      739,354
                                                                                                 ------------

               MISSISSIPPI -- 0.9%
     500,000   Mississippi Higher Educ. Rev., Ser. B.......................  6.100   07/01/2001      523,335
                                                                                                 ------------

               NEBRASKA -- 1.1%
     620,000   Nebraska Invest. Fin. Auth. Rev., Ser. 1989
               (Foundation for Educ. Fund) Escrowed to Maturity...........   7.000   11/01/2009      638,395
                                                                                                 ------------

               NEVADA -- 2.7%
     315,000   Washoe Co., NV, GO, Prerefunded @ 102.......................  7.375   07/01/1999      336,697
   1,000,000   Las Vegas, NV, GO, Sewer Impt. Rev., Prerefunded @ 102......  6.500   04/01/2002    1,105,350
     185,000   Washoe Co., NV, GO..........................................  7.375   07/01/2009      197,210
                                                                                                 ------------
                                                                                                   1,639,257
                                                                                                 ------------
               NEW YORK -- 3.3%
      500,000  New York Local Govt. Asst. Corp. Rev., Ser. 1991B...........  7.000   04/01/2002      550,330
    1,300,000  New York St. Twy Auth. Local Hwy. & Impt. Rev...............  5.500   04/01/2006    1,397,474
                                                                                                 ------------
                                                                                                   1,947,804
                                                                                                 ------------
               NORTH CAROLINA -- 4.1%
   1,065,000   Durham, NC, COP, Prerefunded @ 102..........................  6.375   12/01/2001    1,170,382
   1,200,000   Asheville, NC, GO...........................................  6.100   03/01/2008    1,306,908
                                                                                                 ------------
                                                                                                   2,477,290
                                                                                                 ------------

TAX-FREE INTERMEDIATE TERM FUND (Continued)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Municipal Bonds                                                Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
               OHIO -- 19.6%
 $   500,000   Ohio St. Bldg. Auth. Rev., Ser. A, Escrowed to Maturity.....  7.150%  03/01/1999  $   518,650
     700,000   Franklin Co., OH, Dev. & Ref. Rev., Ser. 1993
                    (American Chemical Soc.)..............................   5.500   04/01/2000      719,145
     500,000   Franklin Co., OH,  Rev. (Online Computer Library Ctr.)......  5.500   04/15/2000      516,040
     670,000   Fairfield, OH, IDR ARPB (Skyline Chili, Inc.)...............  5.000   09/01/2000      670,529
     270,000   Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home)............  7.000   07/01/2003      295,059
   1,160,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.)  5.600  12/01/2003     1,223,127
     500,000   Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement Home) 6.600  01/01/2004       545,300
      825,000  Jackson, OH, Electric Sys. Mtg. Rev.........................  5.200   07/15/2004      852,662
   1,000,000   Ohio St. Special Obligation Elem. & Secondary Educ. Fac. Rev. 5.000  12/01/2004     1,042,190
     385,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.)........  5.500   12/01/2004      410,476
   1,005,000   Franklin Co., OH, Health Care Fac. Rev. (First Comm. Village) 6.000   06/01/2006    1,065,953
     400,000   Painesville, OH, Elec. Rev..................................  6.000   11/01/2006      432,100
     530,000   Toledo, OH, GO..............................................  6.000   12/01/2006      593,706
     840,000   Kent State University General Receipts Rev..................  6.000   05/01/2007      939,859
     500,000   Ohio St. IDR Rev., Ser. 1997 (Bomaine Corporation Proj.)....  5.500   11/01/2007      509,935
      800,000  West Clermont, OH, LSD GO...................................  6.150   12/01/2008      883,864
     500,000   Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.)..........  7.000   01/01/2009      511,880
                                                                                                 ------------
                                                                                                   11,730,475
                                                                                                 ------------
               PENNSYLVANIA -- 1.8%
     500,000   Pennsylvania St., IDR, Ser. A, Prerefunded @ 102............  7.000   07/01/2001      553,775
     500,000   Pennsylvania Fin. Auth. Muni. Cap. Impt. Proj. Rev..........  6.600   11/01/2009      553,670
                                                                                                 ------------
                                                                                                   1,107,445
                                                                                                 ------------
               SOUTH CAROLINA -- 4.0%
     145,000   Piedmont, SC, Muni. Power Agy. Rev., Ser. A,
                  Escrowed to Maturity.....................................  6.000   01/01/2002      155,013
     855,000   Piedmont, SC, Muni. Power Agy. Rev., Ser. A.................  6.000   01/01/2002      910,481
      525,000  South Carolina St. GO, Ser. A...............................  6.000   03/01/2004      563,330
      725,000  Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995
                  (Columbia Metro.)........................................  6.000   01/01/2008      788,322
                                                                                                 ------------
                                                                                                    2,417,146
                                                                                                 ------------
               SOUTH DAKOTA -- 0.9%
     510,000   South Dakota Student Loan Assistance Corp. Rev., Ser. A.....  7.600   08/01/2004      551,381
                                                                                                 ------------

               TENNESSEE -- 1.9%
     525,000   Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990........  7.250   04/01/2003      592,053
     500,000   Nashville, TN, Metro. Airport Rev., Ser. C..................  6.625   07/01/2007      546,875
                                                                                                 ------------
                                                                                                    1,138,928
                                                                                                 ------------
               TEXAS -- 10.1%
     500,000   Texas Turnpike Auth. Rev. (Dallas N. Tollway),
                  Prerefunded @ 102....................................      7.250   01/01/1999      526,905
      500,000  Houston, TX, Sr. Lien Rev., Ser. A
                 (Hotel Tax & Parking Fac.), Prerefunded @ 100.........      7.000   07/01/2001      546,830
     350,000   Univ. of Texas, TX, Rev., Ser. B, Prerefunded @102..........  6.750   08/15/2001      386,950
    1,000,000  Texas National Research Lab. Fin. Corp. Lease Rev.,
                  Prerefunded @ 102.......................................   6.850   12/01/2001    1,115,590
      500,000  N. Texas Higher Educ. Student Loan Rev., Ser. 1991A.........  6.875   04/01/2002      533,695
     650,000   Lufkin TX, ISD GO...........................................  7.250   02/15/2006      776,451
     500,000   N. Central, TX, Health Fac. Rev. (Baylor Health Care),
                   Indexed INFLOS..........................................  7.750   05/15/2008      552,160
     500,000   Tyler, TX, Health Fac. Rev. (East Texas Medical Center).....  5.000   11/01/2008      515,675
     350,975   Midland, TX, HFC Rev., Ser. A-2.............................  8.450   12/01/2011      382,468
     650,000   Univ. of Texas, TX, Rev., Ser. B............................  6.750   08/15/2013      713,992
                                                                                                 ------------
                                                                                                   6,050,716
                                                                                                 ------------

TAX-FREE INTERMEDIATE TERM FUND (Continued)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Municipal Bonds                                                Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
               UTAH -- 1.5%
 $   870,000   Utah St. School Dist. Fin. Corp. Rev., Mandatory Redemption.  8.375%  08/15/1998  $   883,729
                                                                                                 ------------

               VIRGINIA -- 0.9%
     500,000   Chesapeake, VA, GO..........................................  5.900   08/01/2005      539,715
                                                                                                 ------------

               WASHINGTON -- 3.7%
     750,000   Seattle, WA, Drain & Wastewater Util. Rev., Prerefunded @ 102 7.000   12/01/1999      805,133
     335,000   Washington St. GO, Ser. A, Prerefunded @ 100................  6.400   03/01/2001      357,609
   1,000,000   Washington St. Motor Vehicle Fuel Tax GO....................  6.000   09/01/2004    1,074,930
                                                                                                 ------------
                                                                                                   2,237,672
                                                                                                 ------------
               WISCONSIN -- 0.9%
     500,000   Wisconsin Public Power System Rev., Ser. A, Prerefunded @ 102 7.500   07/01/2000      550,050
--------------                                                                                   ------------

 $ 54,895,975  TOTAL MUNICIPAL BONDS-- 98.2%
==============
               (Amortized Cost $55,917,831)................................                      $58,855,236

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.8% ...............                        1,071,331
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $59,926,567
                                                                                                 ============

See accompanying notes to portfolios of investments.


OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997 (Unaudited)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Fixed Rate Revenue & General Obligation Bonds-- 93.2%          Rate      Date         Value
-----------------------------------------------------------------------------------------------------------------------------------
 $    500,000  Ohio St. Bldg. Auth. Local Jail Rev., Prerefunded @ 102.....  7.350%  04/01/2000  $   544,915
      500,000  Ohio St. Higher Educ. Fac. Rev. (Ohio Northern Univ.),
                   Prerefunded @ 100......................................   7.250   05/15/2000      536,395
      500,000  Akron, Bath & Copely, OH, Joint Twp. Hosp. Rev
                   (Children's Hosp.), Prerefunded @ 102...................  7.450   11/15/2000      554,220
      500,000  St. Mary's, OH, Elec. Sys. Rev., Prerefunded @ 102..........  7.150   12/01/2000      551,330
      405,000  Ohio St. Higher Educ. Fac. Comm. Rev., Prerefunded @ 102....  7.250   12/01/2000      447,679
      500,000  Franklin Co., OH, Convention Fac. Auth. Tax & Lease Rev.,
                    Prerefunded @ 102....................................    7.000   12/01/2000      549,285
      200,000  Montgomery Co., OH, Hosp. Rev. (Sisters of Charity),
                    Prerefunded @ 102...................................     6.625   05/15/2001      218,235
      500,000  Fairfield Co., OH, Hosp. Rev. (Lancaster-Fairfield Hosp.),
                    Prerefunded @ 102....................................    7.100   06/15/2001      556,120
      250,000  Franklin Co., OH, IDR (1st Comm. Village Healthcare),
                    Prerefunded @ 101.50..................................  10.125   08/01/2001      299,793
       30,000  Clermont Co., OH, Hosp. Fac. Rev., Ser. A ( Mercy Health Sys.),
                    Prerefunded @ 100......................................  7.500   09/01/2001       33,405
      460,000  Westerville, Minerva Park & Blendon, OH, Joint Hosp. Dist.
                    Rev. (St. Ann's) Prerefunded @ 102...................... 7.500   09/01/2001      514,367
    1,000,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.),
                    Prerefunded @ 102....................................... 6.730   09/25/2001    1,105,220
    1,310,000  Cuyahoga Co., OH, Hosp. Rev. (Mt. Sinai Med. Ctr.),
                    Prerefunded @ 102....................................... 6.625   11/15/2001    1,448,140
      500,000  Clermont Co., OH, Sewer Sys. Rev., Ser. 1991,
                    Prerefunded @ 102....................................... 7.100   12/01/2001      562,470
      500,000  Springfield, OH, LSD GO, Prerefunded @ 102..................  6.600   12/01/2001      555,430
        5,000  Cleveland, OH, Waterworks Impt. Rev., Ser. 1992B (First Mtg.),
                     Prerefunded @ 102.......................................6.500   01/01/2002        5,520
       15,000  Summit Co., OH, GO, Ser. A, Prerefunded @ 100...............  6.900   08/01/2002       16,684
      705,000  Big Walnut, OH, LSD GO (Community Library Proj.),
                      Prerefunded @102...................................... 6.650   12/01/2002      792,878
      675,000  Reynoldsburg, OH, CSD GO, Prerefunded @102..................  6.550   12/01/2002      756,162
      145,000  Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.),
                      Prerefunded @ 100.................................... 10.125   04/01/2003      174,268
       35,000  Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.),
                      Prerefunded @ 100...................................  10.125   04/01/2003       42,065
      230,000  Summit Co., OH, GO, Ser. A, Prerefunded @ 100...............  6.900   08/01/2003      260,123
      290,000  Alliance, OH, CSD GO........................................  6.900   12/01/2006      323,391
    1,000,000  Franklin Co., OH, Hosp. Impt. Rev. (Holy Cross Health Sys.).  7.625   06/01/2009    1,089,920
      500,000  Mansfield, OH, Hosp. Impt. Rev. (Mansfield General).........  6.700   12/01/2009      547,475
      250,000  Ohio St. Water Dev. Auth. & Impt. Rev., Ser.I,
                      Escrowed to Maturity.................................  7.000   12/01/2009      294,370
      500,000  Ohio Capital Corp. MFH Rev., Ser. 1990A.....................  7.500   01/01/2010      531,390
      500,000  Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A..............  6.400   10/15/2010      543,905
      500,000  Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.).  6.750   11/15/2010      549,830
    1,000,000  Canton, OH, Waterworks Sys. GO, Ser. 1995...................  5.750   12/01/2010    1,093,060
      495,000  Cleveland, OH, Waterworks Impt Rev., Ser. F (First Mtg.)....  6.500   01/01/2011      540,109
      265,000  Cuyahoga Co., OH, Hosp. Rev. (University Hosp.),
                      Escrowed to Maturity.................................  9.000   06/01/2011      308,606
      515,000  Ohio HFA SFM Rev., Ser. 1991D...............................  7.000   09/01/2011      548,017
      500,000  Greene Co., OH, Water Sys. Rev..............................  6.850   12/01/2011      552,995
      365,000  Bexley, OH, CSD GO..........................................  7.125   12/01/2011      454,648
      600,000  Westerville, OH, Water Sys. Impt. GO........................  6.450   12/01/2011      662,105
      530,000  Urbana, OH, Wastewater Impt. GO.............................  7.050   12/01/2011      598,762
      500,000  Stark Co., OH, Various Purpose GO...........................  7.050   12/01/2011      546,125
      500,000  Maple Heights, OH, Various Purpose GO.......................  7.000   12/01/2011      555,670
      500,000  Cleveland, OH, GO, Ser. A...................................  6.375   07/01/2012      552,900
      255,000  Summit Co., OH, GO, Ser. A..................................  6.900   08/01/2012      280,719
    1,095,000  West Clermont, OH, LSD GO...................................  6.900   12/01/2012    1,271,788
      500,000  Brunswick, OH, CSD GO.......................................  6.900   12/01/2012      553,885
      500,000  Worthington, OH, CSD GO.....................................  6.375   12/01/2012      546,420
      500,000  Warrensville Heights, OH, GO................................  6.400   12/01/2012      550,665

OHIO INSURED TAX-FREE FUND (Continued)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Fixed Rate Revenue & General Obligation Bonds-- 93.2%          Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $    500,000  Summit Co., OH, Various Purpose GO..........................  6.625%  12/01/2012  $   548,985
       95,000  Ohio St. Higher Educ. Fac. Comm. Rev........................  7.250   12/01/2012      104,279
      500,000  Strongsville, OH, CSD GO....................................  5.375   12/01/2012      531,455
      310,000  Ohio HFA SFM Rev., Ser 1990D................................  7.500   09/01/2013      326,954
      500,000  Ohio St. Bldg. Auth Rev., Ser. 1994A
                    (Juvenile Correctional Bldg.)..........................  6.600   10/01/2014      565,710
      500,000  Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.)..............  7.000   10/15/2014      541,895
      530,000  Ottawa Co., OH, GO..........................................  5.750   12/01/2014      571,546
      460,000  Bedford Heights, OH, GO.....................................  6.500   12/01/2014      518,852
    1,000,000  Portage Co., OH, GO.........................................  6.200   12/01/2014    1,113,480
      290,000  Garfield Heights, OH, Various Purpose GO....................  6.300   12/01/2014      324,614
      290,000  Northwest, OH, LSD GO.......................................  7.050   12/01/2014      322,805
    1,000,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.).......  5.875   09/01/2015    1,064,110
      600,000  Toledo-Lucas Co., OH, Convention Ctr. Rev...................  5.700   10/01/2015      643,218
      400,000  Warren,OH, Waterworks Rev...................................  5.500   11/01/2015      425,340
    1,700,000  Massillon, OH, GO...........................................  6.625   12/01/2015    1,945,021
    1,420,000  Stow, OH, Safety Center Const. GO...........................  6.150   12/01/2015    1,566,544
    1,000,000  Tuscarawas Valley, OH, LSD GO, Ser. 1995....................  6.600   12/01/2015    1,142,490
      500,000  Delaware, OH, CSD GO........................................  5.750   12/01/2015      533,025
    1,000,000  Buckeye Valley, OH, LSD GO..................................  6.850   12/01/2015    1,228,010
      500,000  Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton)...........  6.750   12/01/2015      558,315
      500,000  Cleveland, OH, Waterworks Impt. Rev., Ser. F (First Mtg.)...  6.250   01/01/2016      541,990
      750,000  Columbus-Polaris Hsg.Corp.Ohio Mtg.Rev., Prerefunded @ 100..  7.400   01/01/2016      883,718
      500,000  Ohio St. Air Quality Dev. Rev., Ser. A (Ohio Edison)........  7.450   03/01/2016      540,245
      341,000  Ohio HFA SFM Rev., Ser. 1990F...............................  7.600   09/01/2016      361,607
      966,000  Ohio HFA SFM Rev., Ser. 1991D...............................  7.050   09/01/2016    1,025,215
      500,000  Celina, OH, Wastewater Sys. Mtg. Rev........................  6.550   11/01/2016      542,655
      750,000  Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.).........  6.250   11/15/2016      817,155
    1,000,000  Cleveland, OH, Public Power Sys. Rev., Ser. 1...............  7.000   11/15/2016    1,153,960
      815,000  Butler Co., OH, GO..........................................  5.750   12/01/2016      871,569
    2,250,000  North Olmsted, OH, GO.......................................  5.000   12/01/2016    2,239,290
    1,000,000  Greater Cleveland, OH, Regional Transit Auth. GO............  5.650   12/01/2016    1,056,470
      590,000  Garfield Heights, OH, Various Purpose GO....................  7.050   12/01/2016      645,277
    1,260,000  Cleveland, OH, Airport Sys. Rev., Ser. C....................  5.125   01/01/2017    1,260,554
      800,000  Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.)........  5.600   04/01/2017      838,384
      750,000  Butler Co., OH, Transportation Impt. Dist., Ser. A..........  5.125   04/01/2017      750,953
    1,500,000  Univ. of Cincinnati, OH, General Receipts Rev., Ser. AD.....  5.000   06/01/2017    1,480,860
      760,000  Puerto Rico Electric Power Auth. Rev., Ser. A...............  5.250   07/01/2017      770,815
    1,000,000  Lorain Co., OH, Hospital Rev................................  5.625   09/01/2017    1,049,250
      850,000  Alliance, OH, Waterworks Sys. Rev...........................  6.650   10/15/2017      931,983
      500,000  Toledo, OH, Sewer Sys. Rev..................................  6.350   11/15/2017      560,860
    1,670,000  Hamilton Co., OH, Sewer Sys. Impt. Rev., Ser. A.............  5.000   12/01/2017    1,657,659
      500,000  Valley View, OH, GO.........................................  5.500   12/01/2017      518,250
      500,000  Ohio St. Air Quality Dev. Rev., Ser. 1990B (Ohio Edison)....  7.100   06/01/2018      540,205
    1,000,000  S. Euclid-Lyndhurst, OH, CSD GO, Ser. 1996..................  6.400   12/01/2018    1,132,700
      500,000  Seneca Co., OH, GO (Jail Fac.)..............................  6.500   12/01/2018      552,850
      500,000  Newark, OH, Water Sys. Impt. Rev............................  6.000   12/01/2018      539,730
      500,000  Franklin Co., OH, Hosp. Rev., Ser. 1991 (Mt. Carmel)........  6.750   06/01/2019      551,740
      500,000  Crawford Co., OH, GO........................................  6.750   12/01/2019      571,310
    1,000,000  Butler Co., OH, Sales Tax Rev...............................  5.000   12/15/2019      982,970
      360,000  Cuyahoga Co., OH, Hosp. Rev. (University Hosp.).............  6.250   01/15/2020      388,343
      500,000  Lucas Co., OH, Hosp. Impt. Rev. (St. Vincent's Hosp.).......  6.750   08/15/2020      538,205
    1,000,000  Ohio St. Air Quality Dev. Rev., Ser. 1985A
                     (Columbus Southern Power)............................   6.375   12/01/2020    1,100,230



OHIO INSURED TAX-FREE FUND (Continued)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Fixed Rate Revenue & General Obligation Bonds-- 93.2%          Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Liberty, OH, LSD GO.........................................  5.250%  12/01/2020  $ 2,003,420
    1,000,000  Piqua, OH, CSD GO...........................................  5.250   12/01/2020      997,260
       15,000  Puerto Rico HFC SFM Rev., Ser. A............................  7.800   10/01/2021       15,395
    1,000,000  Kent St. Univ. General Receipts Rev.........................  6.500   05/01/2022    1,096,440
      160,000  Puerto Rico HFC Rev.........................................  6.850   10/15/2023      169,525
    1,000,000  West Holmes, OH, LSD GO.....................................  5.375   12/01/2023    1,014,020
    1,000,000  Ohio St. Air Quality Dev. Rev. (Penn Power).................  6.450   05/01/2027    1,096,570
--------------                                                                                   ------------
 $ 66,807,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $66,651,644)................................                      $72,387,739
                                                                                                 ------------

===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Floating & Variable Rate Demand Notes-- 1.3%                   Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Columbus, OH, GO, Ser. 1....................................  4.050%  01/01/1998  $ 1,000,000
--------------                                                                                   ------------
 $  1,000,000  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $1,000,000).................................                      $ 1,000,000
                                                                                                 ------------

 $ 67,807,000  TOTAL INVESTMENTS AT VALUE-- 94.5%
==============
               (Amortized Cost $67,651,644) ...............................                      $73,387,739

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 5.5% ...............                        4,249,677
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $77,637,416
                                                                                                 ============

See accompanying notes to portfolios of investments.


KENTUCKY TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
December 31, 1997 (Unaudited)
===================================================================================================================================
   Principal                                                                 Coupon   Maturity      Market
    Amount     Fixed Rate Revenue & General Obligation Bonds-- 98.9%          Rate      Date         Value

-----------------------------------------------------------------------------------------------------------------------------------
 $     90,000  Jefferson Co., KY, Capital Proj. Corp. Rev., Ser. A.........  0.000%  08/15/1999  $    83,790
      200,000  Owensboro, KY, Electric Light & Power Rev., Ser. A,
                   Prerefunded @ 102....................................... 10.250   01/01/2000      227,140
      250,000  Trimble Co., KY, PCR, Ser. A, Prerefunded @ 102.............  7.625   11/01/2000      277,783
      200,000  Mt. Sterling, KY, Lease Rev., Kentucky League of
                   Cities FDG-A............................................  5.625   03/01/2003      210,916
      490,000  Jefferson Co., KY, Capital Proj. Corp. Rev., Ser. A.........  5.650   08/15/2003      523,457
      200,000  Hopkins Co., KY, School Dist. Fin. Corp. School
                   Building Rev...........................................   5.700   06/01/2006      216,736
      750,000  Jefferson Co., KY, School Dist. Fin. Corp. School
                   Building Rev., Ser. A..................................   5.000   02/01/2007      783,368
      615,000  Kentucky St. Turnpike Auth. Resource Recovery Road Rev.,
                   Escrowed to Maturity...................................   6.125   07/01/2007      660,036
       50,000  Lexington-Fayette Urban Co., KY, Airport Corp., First
                   Mtg. Rev...............................................   7.750   04/01/2008       52,419
      160,000  Boone Co., KY, School Dist. Fin. Corp. School Building Rev..  4.900   08/01/2008      164,115
      275,000  Kentucky St.Turnpike Auth.Resource Recovery Road Rev., Ser.A  6.000   07/01/2009      275,489
      450,000  Ashland, KY, PCR (Ashland Oil, Inc.)........................  7.375   07/01/2009      484,137
      495,000  Jefferson Co., KY, School Dist. Fin. Corp.
                   School Building Rev., Ser. A............................. 4.875   01/01/2011      493,822
      250,000  Kentucky Higher Educ. Student Loan Rev., Ser. D.............  7.100   12/01/2011      271,360
      200,000  Univ. of Louisville, KY, Rev., Ser. H.......................  5.875   05/01/2012      212,616
      400,000  Kentucky St. EDR (Appalachian Regional Healthcare)..........  5.800   10/01/2012      410,840
      725,000  Boone Co., KY, Public Properties Corp. Sewer Sys. Rev.......  5.150   12/01/2012      733,613
      305,000  Fern Creek KY, Fire Protection Dist. Rev....................  5.750   01/15/2014      315,635
      235,000  Jefferson Co., KY, PCR (Louisville Gas & Electric Co.,
                   Proj. A)................................................. 7.450   06/15/2015      256,016
      295,000  Ashland, KY, Solid Waste Rev. (Ashland Oil Inc. Proj.)......  7.200   10/01/2020      323,249
      270,000  Greater Kentucky Hsg Assistance Corp. Mtg. Rev., Ser. A.....  6.250   07/01/2022      276,369
      370,000  Kentucky St. EDR, Ser. A (South Central Nursing)............  6.000   07/01/2027      401,835
--------------                                                                                   ------------
 $  7,275,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $7,437,112).................................                      $ 7,654,741
                                                                                                 ------------

 $  7,275,000  TOTAL INVESTMENTS AT VALUE-- 98.9%
==============
               (Amortized Cost $7,437,112).................................                      $ 7,654,741

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.1% ...............                           82,906
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $ 7,737,647
                                                                                                 ============

See accompanying notes to portfolios of investments.

NOTES TO PORTFOLIOS OF INVESTMENTS
December 31, 1997 (Unaudited)
===============================================================================
Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 1997.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

Portfolio Abbreviations:

ARPB -  Adjustable Rate Put Bonds                   ISD - Independent School District
BANS - Bond Anticipation Notes                      LSD - Local School District
COP - Certificates of Participation                 MFH - Multi-Family Housing
CSD - City School District                          MFM - Multi-Family Mortgage
EDA - Economic Development Authority                PCR - Pollution Control Revenue
EDR - Economic Development Revenue                  RANS - Revenue Anticipation Notes
GO - General Obligation                             SFM - Single Family Mortgage
HFA - Housing Finance Authority/Agency              TANS - Tax Anticipation Notes
HFC - Housing Finance Corporation                   TRANS - Tax Revenue Anticipation Notes
IDA - Industrial Development Authority/Agency       USD - Unified School District
IDR - Industrial Development Revenue                VRDN - Variable Rate Demand Notes